     As filed with the Securities and Exchange Commission on April 30, 1999
                         File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 36                              [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 38                                             [X]


                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                           Steven L. Scheid, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John H. Grady, Jr. Esq.     Martin E. Lybecker        Frances Cole, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray              Charles Schwab Investment
1701 Market Street          One Franklin Square       Management, Inc.
Philadelphia, PA 19103      1301 Franklin, NW, Suite  101 Montgomery Street
                            800 East                  120K-14-109
                            Washington, DC 20005      San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

         [ ] Immediately upon filing pursuant to paragraph (b)

         [ ] On (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [X] On April 30, 1999 pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
APRIL 30,  1999



SCHWAB
MONEY FUNDS
SWEEP INVESTMENTS(TM)



                                        =======================================

                                        SCHWAB MONEY MARKET FUND

                                        SCHWAB GOVERNMENT MONEY FUND

                                        SCHWAB U.S. TREASURY MONEY FUND



As with all mutual funds, the Securities
and Exchange Commission (SEC) has not
approved these securities or passed on
whether the information in this
prospectus is adequate and accurate.
Anyone who indicates otherwise is
committing a federal crime.                                      SCHWABFUNDS(TM)

                                 ABOUT THE FUNDS


        Schwab Money Funds -- Sweep Investments(TM)

        ABOUT THE FUNDS

  4     Schwab Money Market Fund

  8     Schwab Government Money Fund

 12     Schwab U.S. Treasury Money Fund

 16     Fund Management


        INVESTING IN THE FUNDS


 18     Buying Shares

 19     Selling/Exchanging Shares

 20     Transaction Policies

 21     Dividends and Taxes

The Schwab Money Funds seek to provide HIGH CURRENT YIELDS while offering the LIQUIDITY, STABILITY AND CONVENIENCE traditionally associated with money market mutual funds.

All of the funds invest exclusively in money market investments. The order of the funds in this prospectus reflects an increasing emphasis on safety over anticipated yields.

The funds are designed primarily for use as "sweep account investments" in conjunction with a Schwab brokerage account. Customers with such an account can designate one of these funds as their account's primary sweep fund.

As with all mutual funds, the performance of these funds will fluctuate over time, and future performance may differ from past performance.

SCHWAB MONEY MARKET FUND


TICKER SYMBOL: SWMXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper

- certificates of deposit

- banker's acceptances

- U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities

- repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.



  MONEY FUND REGULATIONS

  Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


4  MONEY MARKET FUND

This fund may appeal to investors interested in high money market returns.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                            5  MONEY MARKET FUND

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) AS OF 12/31

            91        92      93      94      95      96      97      98
          -----------------------------------------------------------------
          00.00     00.00   00.00   00.00   00.00   00.00   00.00    00.00


BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                            SINCE
                                     1 YEAR    5 YEARS    INCEPTION 1
----------------------------------------------------------------------
Schwab Money Market Fund               000       000         000

1 Inception: 1/26/90.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)
--------------------------------------------------------------
SHAREHOLDER FEES
                                                          None


ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------
Management fees                                           0.00
Distribution (12b-1) fees                                 None
Other expenses                                            0.00
                                                          ----

Total annual operating expenses                           0.00

EXPENSE REDUCTION                                         0.00
                                                          ----
NET OPERATING EXPENSES*                                   0.00
                                                          ====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR         3 YEARS        5 YEARS         10 YEARS
------------------------------------------------------
   $00          $000            $000            $000


To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


6  MONEY MARKET FUND

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

FISCAL PERIODS ENDED 12/31                                   1998          1997          1996          1995          1994

PER SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       00.00         00.00         00.00         00.00         00.00
                                                            --------------------------------------------------------------
Income from investment operations:
  Net investment income                                      00.00         00.00         00.00         00.00         00.00
Less distributions:
  Dividends from net investment income                      (00.00)       (00.00)       (00.00)       (00.00)       (00.00)
                                                            --------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             00.00         00.00         00.00         00.00         00.00
                                                            ==============================================================
 Total return (%)                                            00.00         00.00         00.00         00.00         00.00


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        00.00         00.00         00.00         00.00         00.00
Expense reductions reflected in above ratio                  00.00         00.00         00.00         00.00         00.00
Ratio of net investment income to average net assets         00.00         00.00         00.00         00.00         00.00
Net assets, end of period ($ x 1,000,000)                   00,000        00,000        00,000        00,000        00,000


                                                            MONEY MARKET FUND  7

SCHWAB GOVERNMENT
MONEY FUND

TICKER SYMBOL: SWGXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, such as:

- U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities

- repurchase agreements

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


  MONEY FUND REGULATIONS

  Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

8  GOVERNMENT MONEY FUND

This fund may appeal to investors looking for high money market returns along with the added margin of safety provided by a portfolio of U.S. government securities.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity, and any government guarantees on securities the fund owns do not extend to shares of the fund itself. While the fund historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                        GOVERNMENT MONEY FUND  9

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) AS OF 12/31

            91        92      93      94      95      96      97      98
          -----------------------------------------------------------------
          00.00     00.00   00.00   00.00   00.00   00.00   00.00    00.00


BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                            SINCE
                                     1 YEAR    5 YEARS    INCEPTION 1
---------------------------------------------------------------------
Schwab Government
Money Fund                             000       000         000

1 Inception: 1/26/90.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)
SHAREHOLDER FEES
                                                          None


ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                           0.00
Distribution (12b-1) fees                                 None
Other expenses                                            0.00
                                                          ----
Total annual operating expenses                           0.00

Expense reduction                                         0.00
                                                          ----
Net operating expenses*                                   0.00
                                                          ====


* Guaranteed by Schwab and the investment adviser through xx/xx/00.

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year       3 Years        5 Years         10 Years
----------------------------------------------------
  $00         $000           $000             $000


To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


10  GOVERNMENT MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).


FISCAL PERIODS ENDED 12/31                                   1998          1997          1996          1995          1994

PER SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       00.00         00.00         00.00         00.00         00.00
                                                            --------------------------------------------------------------
Income from investment operations:
  Net investment income                                      00.00         00.00         00.00         00.00         00.00
  Net realized and unrealized gain on investments            00.00         00.00         00.00         00.00         00.00
                                                            ---------------------------------------------------------------
  Total income from investment operations                    00.00     00.00             00.00         00.00         00.00
Less distributions:
  Dividends from net investment income                      (00.00)       (00.00)       (00.00)       (00.00)       (00.00)
                                                            --------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             00.00         00.00         00.00         00.00         00.00
                                                            ==============================================================
 Total return (%)                                            00.00         00.00         00.00         00.00         00.00


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        00.00         00.00         00.00         00.00         00.00
Expense reductions reflected in above ratio                  00.00         00.00         00.00         00.00         00.00
Ratio of net investment income to average net assets         00.00         00.00         00.00         00.00         00.00
Net assets, end of period ($ x 1,000,000)                   00,000        00,000        00,000        00,000        00,000


                                                       GOVERNMENT MONEY FUND  11

SCHWAB U.S. TREASURY MONEY FUND

TICKER SYMBOL: SWUXX


GOAL

THE FUND SEEKS CURRENT INCOME CONSISTENT WITH STABILITY OF
CAPITAL AND LIQUIDITY.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS EXCLUSIVELY IN SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. Typically, the fund's assets will be invested in U.S. Treasury notes, bills and bonds. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The managers may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.)



  MONEY FUND REGULATIONS

  Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


12  U.S. TREASURY MONEY FUND

With its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity, and any government guarantees on securities the fund owns do not extend to shares of the fund itself. While the fund historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default with U.S. Treasury securities is considered extremely unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                    U.S. TREASURY MONEY FUND  13

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) AS OF 12/31

             92      93      94      95      96      97      98
           -------------------------------------------------------
           00.00   00.00   00.00   00.00   00.00   00.00    00.00

BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                            SINCE
                                     1 YEAR    5 YEARS    INCEPTION 1
----------------------------------------------------------------------
Schwab U.S. Treasury
Money Fund                             000        000         000

1 Inception: 11/6/91.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



FEE TABLE (%)

SHAREHOLDER FEES
                                                          None
ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                           0.00
Distribution (12b-1) fees                                 None
Other expenses                                            0.00
                                                          ----
Total annual operating expenses                           0.00

Expense reduction                                         0.00
                                                          ----
Net operating expenses*                                   0.00
                                                          ====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year       3 Years        5 Years         10 Years
----------------------------------------------------
  $00         $000           $000             $000


To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


14 U.S. TREASURY MONEY FUND

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).


FISCAL PERIODS ENDED 12/31                                   1998          1997          1996          1995          1994

PER SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       00.00         00.00         00.00         00.00         00.00
                                                            --------------------------------------------------------------
Income from investment operations:
  Net investment income                                      00.00         00.00         00.00         00.00         00.00
  Net realized and unrealized gain on investments            00.00         00.00         00.00         00.00         00.00
                                                             -------------------------------------------------------------
  Total income from investment operations                    00.00         00.00         00.00         00.00         00.00
Less distributions:
  Dividends from net investment income                      (00.00)       (00.00)       (00.00)       (00.00)       (00.00)
                                                            --------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             00.00         00.00         00.00         00.00         00.00
                                                            ==============================================================
 Total return (%)                                            00.00         00.00         00.00         00.00         00.00


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        00.00         00.00         00.00         00.00         00.00
Expense reductions reflected in above ratio                  00.00         00.00         00.00         00.00         00.00
Ratio of net investment income to average net assets         00.00         00.00         00.00         00.00         00.00
Net assets, end of period ($ x 1,000,000)                   00,000        00,000        00,000        00,000        00,000



                                                     U.S. TREASURY MONEY FUND 15

                                FUND MANAGEMENT

THE FUNDS' INVESTMENT ADVISER, Charles Schwab Investment Management, Inc., has more than $00 billion under management.


The investment adviser for the Schwab Money Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of [DATE].

As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/98, these fees were 0.00% for the Schwab Money Market Fund, 0.00% for the Schwab Government Money Fund and 0.00% for the Schwab U.S. Treasury Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

YEAR 2000 ISSUES

One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.

16 FUND MANAGEMENT

                             INVESTING IN THE FUNDS


As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.


On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


                                                      INVESTING IN THE FUNDS  17

BUYING SHARES

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds.

These funds are designed for use in conjunction with a Schwab brokerage account. Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements.

When you designate one of these funds as the "primary fund" on your Schwab brokerage account, your uninvested cash balances will be invested automatically in that fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your primary fund will be sold automatically to cover these transactions.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


Buying shares through direct orders

In addition to automatic sweep purchases, it is possible to buy shares of a fund by placing a direct order, as you would with any other Schwab mutual fund.

Each fund's minimum for initial direct investments is $1,000 ($500 for retirement and custodial accounts). The minimum additional direct investment is $100.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.


18  INVESTING IN THE FUNDS

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- You will need to keep at least $100 in any fund.

You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account materials.


METHODS FOR PLACING DIRECT ORDERS

PHONE

Call 800-435-4000, day or night (for TDD service, call
800-345-2550).

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at:
101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.


WHEN PLACING ORDERS

  With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

- The name and share class of the fund whose shares you want to buy or sell

- The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

- When selling shares, how you would like to receive the proceeds

  Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                                                      INVESTING IN THE FUNDS  19

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The funds calculate their share prices twice each business day, first at 10 a.m. Eastern time and again after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are accepted in good order are processed at the next NAV to be calculated. However, phone orders accepted after 8 p.m. Eastern time will be processed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order

- To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

- To withdraw or suspend any part of the offering made by this prospectus


20  INVESTING IN THE FUNDS

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. The funds do not expect to pay any capital gain distributions.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are free from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.


                                                      INVESTING IN THE FUNDS  21

                                     NOTES


22  NOTES

                                                                       NOTES 23

                                     SCHWAB
                                  MONEY FUNDS
                              SWEEP INVESTMENTS(TM)


TO LEARN MORE


This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.


SchwabFunds
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

Securities and Exchange Commission
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab Money Funds --
Sweep Investments(TM)          811-5954



                                                                      PROSPECTUS
                                                                  April 30, 1999
                                                                 SCHWABFUNDS(TM)

mkt3850

PROSPECTUS
APRIL 30,  1999


SCHWAB
MUNICIPAL MONEY FUNDS
SWEEP INVESTMENTS(TM)


Schwab Municipal Money Fund

Schwab California Municipal Money Fund

Schwab New York Municipal Money Fund

Schwab New Jersey Municipal Money Fund

Schwab Pennsylvania Municipal Money Fund

Schwab Florida Municipal Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


SCHWABFUNDS(R)

ABOUT THE FUNDS

     Schwab Municipal
     Money Funds --
     Sweep Investments(TM)


     ABOUT THE FUNDS


 4   Schwab Municipal Money Fund

 8   Schwab California Municipal Money Fund

12   Schwab New York Municipal Money Fund

16   Schwab New Jersey Municipal
     Money Fund

20   Schwab Pennsylvania Municipal
     Money Fund

24   Schwab Florida Municipal Money Fund

28   Fund Management


     INVESTING IN THE FUNDS


30   Buying Shares

31   Selling/Exchanging Shares

32   Transaction Policies

33   Dividends and Taxes

The Schwab Municipal Money Funds seek to provide HIGH CURRENT YIELDS while offering the LIQUIDITY, STABILITY AND CONVENIENCE traditionally associated with money market mutual funds.

Because these funds invest in municipal money market investments, their dividends generally are free from federal income tax. Dividends from the state-specific funds generally are free from state income tax as well.

The funds are designed primarily for use as "sweep account investments," in conjunction with a Schwab brokerage account. Customers with such an account can designate one of these funds as their account's primary fund.

As with all mutual funds, the performance of these funds will fluctuate over time, and future performance may differ from past performance.

SCHWAB MUNICIPAL
MONEY FUND

TICKER SYMBOL     SWEEP SHARES: SWXXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES, from issuers around the country and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-  municipal notes

-  municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


4  MUNICIPAL MONEY FUND

This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.




MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                         MUNICIPAL MONEY FUND  5

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) AS OF 12/31

91             00.00
92             00.00
93             00.00
94             00.00
95             00.00
96             00.00
97             00.00
98             00.00

BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                             SINCE
                                  1 YEAR   INCEPTION 1
                                  ------   -----------
Schwab Municipal Money Fund         000       000

1  Inception: 1/26/90.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

Fee table (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----
Total annual operating expenses                        0.00

Expense reduction                                      0.00
                                                      -----
Net operating expenses*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $00      $000       $000      $000

To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


6  MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).


FISCAL PERIODS ENDED 12/31                              1998     1997     1996     1995     1994
PER SHARE DATA ($)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  00.00    00.00    00.00    00.00    00.00
                                                       -------------------------------------------
Income from investment operations:
  Net investment income                                 00.00    00.00    00.00    00.00    00.00
  Net realized and unrealized gain on investments       00.00    00.00    00.00    00.00    00.00
                                                       -------------------------------------------
  Total income from investment operations               00.00    00.00    00.00    00.00    00.00
Less distributions:
  Dividends from net investment income                 (00.00)  (00.00)  (00.00)  (00.00)  (00.00)
                                                       -------------------------------------------
NET ASSET VALUE AT END OF PERIOD                        00.00    00.00    00.00    00.00    00.00
                                                       ===========================================
Total return (%)                                        00.00    00.00    00.00    00.00    00.00

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets   00.00    00.00    00.00    00.00    00.00
Expense reductions reflected in above ratio             00.00    00.00    00.00    00.00    00.00
Ratio of net investment income to average net assets    00.00    00.00    00.00    00.00    00.00
Net assets, end of period ($ x 1,000,000)                  00       00       00       00       00


                                                         MUNICIPAL MONEY FUND  7

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

TICKER SYMBOL     SWEEP SHARES: SWCXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-  municipal notes

-  municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


8  CALIFORNIA MUNICIPAL MONEY FUND

For California residents, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

Because the fund invests primarily in the securities of a single state, its performance also could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Local, state, or national governmental actions also could affect performance.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                             CALIFORNIA MUNICIPAL MONEY FUND  9

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) AS OF 12/31

91                  00.00
92                  00.00
93                  00.00
94                  00.00
95                  00.00
96                  00.00
97                  00.00
98                  00.00

BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                         SINCE
                             1 YEAR   INCEPTION 1
                             ------   -----------
Schwab California Municipal
Money Fund                     000        000

1 Inception: 11/6/90.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



FEE TABLE (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----
Total annual operating expenses                        0.00
Expense reduction                                      0.00
                                                      -----
Net operating expenses*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $00      $000       $000      $000

To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


10  CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

FISCAL PERIODS ENDED 12/31                              1998     1997     1996     1995     1994
PER SHARE DATA ($)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  00.00    00.00    00.00    00.00    00.00
                                                       -------------------------------------------
Income from investment operations:
  Net investment income                                 00.00    00.00    00.00    00.00    00.00
  Net realized and unrealized gain on investments       00.00    00.00    00.00    00.00    00.00
                                                       -------------------------------------------
  Total income from investment operations               00.00    00.00    00.00    00.00    00.00
Less distributions:
  Dividends from net investment income                 (00.00)  (00.00)  (00.00)  (00.00)  (00.00)
                                                       -------------------------------------------
NET ASSET VALUE AT END OF PERIOD                        00.00    00.00    00.00    00.00    00.00
                                                       ===========================================
Total return (%)                                        00.00    00.00    00.00    00.00    00.00

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets   00.00    00.00    00.00    00.00    00.00
Expense reductions reflected in above ratio             00.00    00.00    00.00    00.00    00.00
Ratio of net investment income to average net assets    00.00    00.00    00.00    00.00    00.00
Net assets, end of period ($ x 1,000,000)                  00       00       00       00       00


                                             CALIFORNIA MUNICIPAL MONEY FUND  11

SCHWAB NEW YORK MUNICIPAL MONEY FUND

TICKER SYMBOL     SWEEP SHARES: SWNXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM NEW YORK ISSUERS and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-  municipal notes

-  municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


12  NEW YORK MUNICIPAL MONEY FUND

For New York residents, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

Because the fund invests primarily in the securities of a single state, its performance also could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Local, state, or national governmental actions also could affect performance.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                               NEW YORK MUNICIPAL MONEY FUND  13

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) AS OF 12/31

96                            00.00
97                            00.00
98                            00.00

BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                         SINCE
                             1 YEAR    INCEPTION 1
Schwab New York Municipal
Money Fund                     000         000

1 Inception: 2/27/95.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----
Total annual operating expenses                        0.00

Expense reduction                                      0.00
                                                      -----
Net operating expenses*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $00       $000        $000       $000

To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


14  NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                        1/1/98 -   1/1/97 -   1/1/96 -   2/27/95 -
                                                        12/31/98   12/31/97   12/31/96   12/31/95
PER SHARE DATA ($)
-------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    00.00      00.00      00.00      00.00
                                                        -----------------------------------------
Income from investment operations:
  Net investment income                                   00.00      00.00      00.00      00.00
  Net realized and unrealized gain on investments         00.00      00.00      00.00      00.00
                                                        -----------------------------------------
  Total income from investment operations                 00.00      00.00      00.00      00.00
Less distributions:
  Dividends from net investment income                   (00.00)    (00.00)    (00.00)    (00.00)
                                                        -----------------------------------------
NET ASSET VALUE AT END OF PERIOD                          00.00      00.00      00.00      00.00
                                                        =========================================
Total return (%)                                          00.00      00.00      00.00      00.00

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     00.00      00.00      00.00      00.00 1
Expense reductions reflected in above ratio               00.00      00.00      00.00      00.00
Ratio of net investment income to average net assets      00.00      00.00      00.00      00.00 1
Net assets, end of period ($ x 1,000,000)                    00         00         00         00

1 Annualized.


                                               NEW YORK MUNICIPAL MONEY FUND  15

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

TICKER SYMBOL     SWEEP SHARES: SWJXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-  municipal notes

-  municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


16  NEW JERSEY MUNICIPAL MONEY FUND

For New Jersey residents, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

Because the fund invests primarily in the securities of a single state, its performance also could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Local, state, or national governmental actions also could affect performance.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                             NEW JERSEY MUNICIPAL MONEY FUND  17

PERFORMANCE

Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.




FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



Fee table (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----
Total annual operating expenses                        0.00

Expense reduction                                      0.00
                                                      -----
Net operating expenses*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $00       $000       $000        $000


To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


18  NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                                      1/20/98 -
                                                                      12/31/98
PER SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                  00.00
                                                                     -----------
Income from investment operations:
  Net investment income                                                 00.00
  Net realized and unrealized gain on investments                       00.00
                                                                     -----------
  Total income from investment operations                               00.00
Less distributions:
  Dividends from net investment income                                 (00.00)
                                                                     -----------
NET ASSET VALUE AT END OF PERIOD                                        00.00
                                                                     ===========

Total return (%)                                                        00.00

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets                   00.00 1
Expense reductions reflected in above ratio                             00.00
Ratio of net investment income to average net assets                    00.00 1
Net assets, end of period ($ x 1,000,000)                                  00

1 Annualized.


                                             NEW JERSEY MUNICIPAL MONEY FUND  19

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

TICKER SYMBOL     SWEEP SHARES: SWEXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-  municipal notes

-  municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


20  PENNSYLVANIA MUNICIPAL MONEY FUND

For Pennsylvania residents, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

Because the fund invests primarily in the securities of a single state, its performance also could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Local, state, or national governmental actions also could affect performance.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                           PENNSYLVANIA MUNICIPAL MONEY FUND  21

PERFORMANCE

Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.




FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----

Total Annual Operating Expenses                        0.00
Expense reduction                                      0.00
                                                      -----
Net operating expenses*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $00       $000       $000       $000

To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


22  PENNSYLVANIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                                      1/20/98 -
                                                                      12/31/98
PER SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                  00.00
                                                                     -----------
Income from investment operations:
  Net investment income                                                 00.00
  Net realized and unrealized gain on investments                       00.00
                                                                     -----------
  Total income from investment operations                               00.00
Less distributions:
  Dividends from net investment income                                 (00.00)
                                                                     -----------
NET ASSET VALUE AT END OF PERIOD                                        00.00
                                                                     ===========

Total return (%)                                                        00.00

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets                   00.00 1
Expense reductions reflected in above ratio                             00.00
Ratio of net investment income to average net assets                    00.00 1
Net assets, end of period ($ x 1,000,000)                                  00

1 Annualized.


                                           PENNSYLVANIA MUNICIPAL MONEY FUND  23

SCHWAB FLORIDA MUNICIPAL MONEY FUND

TICKER SYMBOL     SWEEP SHARES: SWFXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND ALSO SEEKS TO HAVE ITS SHARES BE EXEMPT FROM THE FLORIDA INTANGIBLE TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM FLORIDA ISSUERS and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-  municipal notes

-  municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


24  FLORIDA MUNICIPAL MONEY FUND

For Florida residents, especially those in higher tax brackets who are seeking tax-exempt income, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

Because the fund invests primarily in the securities of a single state, its performance also could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Local, state, or national governmental actions also could affect performance.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                FLORIDA MUNICIPAL MONEY FUND  25

PERFORMANCE

Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.




FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----
Total annual operating expenses                        0.00

Expense reduction                                      0.00
                                                      -----
Net operating expenses*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
 $00        $000         $000        $000

To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


26  FLORIDA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                                      2/16/98 -
                                                                      12/31/98
PER SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                  00.00
                                                                     -----------
Income from investment operations:
  Net investment income                                                 00.00
  Net realized and unrealized gain on investments                       00.00
                                                                     -----------
  Total income from investment operations                               00.00
Less distributions:
  Dividends from net investment income                                 (00.00)
                                                                     -----------
NET ASSET VALUE AT END OF PERIOD                                        00.00
                                                                     ===========

Total return (%)                                                        00.00

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets                   00.00 1
Expense reductions reflected in above ratio                             00.00
Ratio of net investment income to average net assets                    00.00 1
Net assets, end of period ($ x 1,000,000)                               00

1 Annualized.


                                                FLORIDA MUNICIPAL MONEY FUND  27

FUND MANAGEMENT

THE FUNDS' INVESTMENT ADVISER, Charles Schwab Investment Management, Inc., has more than $00 billion under management.


The investment adviser for the Schwab Municipal Money Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of [DATE]).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/98, these fees were 0.00% for the Schwab Municipal Money Fund, 0.00% for the Schwab California Municipal Money Fund and 0.00% for the Schwab New York Municipal Money Fund. For the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund and the Schwab Florida Municipal Money Fund, each fund's fee is calculated as follows:


MANAGEMENT FEE (% of average daily net assets)
-----------------------------------------------------------
First $1 billion of assets                            0.46%
Second $1 billion of assets                           0.41%
Assets above $2 billion                               0.40%


YEAR 2000 ISSUES

One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.


28  FUND MANAGEMENT

INVESTING IN THE FUNDS

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


                                                      INVESTING IN THE FUNDS  29

BUYING SHARES

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds.

These funds are designed for use in conjunction with a Schwab brokerage account. Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements.

When you designate one of these funds as the "primary fund" on your Schwab brokerage account, your uninvested cash balances will be invested automatically in that fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your primary fund will be sold automatically to cover these transactions.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


BUYING SHARES THROUGH DIRECT ORDERS

In addition to automatic sweep purchases, it is possible to buy shares of a fund by placing a direct order, as you would with any other Schwab mutual fund.

Each fund's minimum for initial direct investments is $1,000 ($500 for retirement and custodial accounts). The minimum additional direct investment is $100.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.


                                                      30  INVESTING IN THE FUNDS

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

-  A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

-  You will need to keep at least $100 in any fund account you are not closing.

You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account materials.


METHODS FOR PLACING DIRECT ORDERS


PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at:
101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.


WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

-  Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-  The name and share class of the fund whose shares you want to buy or sell

-  The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-  When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                                                      INVESTING IN THE FUNDS  31

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The funds calculate their share prices twice each business day, first at 10 a.m. Eastern time and again after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are accepted in good order are processed at the next NAV to be calculated. However, phone orders accepted after 8 p.m. Eastern time will be processed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

-  To refuse any purchase or exchange order

-  To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-  To withdraw or suspend any part of the offering made by this prospectus


32  INVESTING IN THE FUNDS

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. The funds do not expect to pay any capital gain distributions.

SOME FUNDS MAY HAVE TAX CONSEQUENCES. Municipal Money Fund's dividends typically are free from federal income tax, but are subject to any state and local personal income taxes. Dividends from state-specific funds typically are free from federal, state and local personal income taxes. Shares of the Florida Municipal Money Fund are intended to be exempt from the Florida intangible tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.


                                                      INVESTING IN THE FUNDS  33

NOTES




34  NOTES

                                                                       NOTES  35

SCHWAB
MUNICIPAL MONEY FUNDS
SWEEP INVESTMENTS(TM)


TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.


SchwabFunds
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS

Securities and Exchange Commission
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBERS
Schwab Municipal Money Funds --
Sweep Investments(TM) 811-5954


                                                                      PROSPECTUS
                                                                  April 30, 1999

                                                                  SCHWABFUNDS(R)


MKT3851

PROSPECTUS
APRIL 30,  1999



SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

Schwab Value Advantage Money Fund(R)

Schwab Municipal Money Fund

Schwab California Municipal Money Fund

Schwab New York Municipal Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

SCHWABFUNDS(R)

ABOUT THE FUNDS

Schwab Value Advantage Investments(R)



              ABOUT THE FUNDS

       4      Schwab Value Advantage Money Fund(R)

       8      Schwab Municipal Money Fund

       12     Schwab California Municipal Money Fund

       16     Schwab New York Municipal Money Fund

       20     Fund Management


              INVESTING IN THE FUNDS


       22     Buying Shares

       23     Selling/Exchanging Shares

       24     Transaction Policies

       25     Dividends and Taxes

The Schwab Value Advantage Investments seek to provide HIGHER CURRENT YIELDS while offering the LIQUIDITY AND STABILITY traditionally associated with money market mutual funds.


The Schwab Value Advantage Investments are designed to provide higher yields than "sweep account" investments. In exchange for less frequent access and larger minimum investments, they offer potentially lower fund operating expenses. Three of the funds offer income that is free from federal income tax, and two of these funds also offer income that is tax-free for residents of California or New York.

As with all mutual funds, the performance of these funds will fluctuate over time, and future performance may differ from past performance.

Schwab Value Advantage Money Fund(R)

TICKER SYMBOL             INVESTOR SHARES: SWVXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

-      commercial paper

-      certificates of deposit

-      banker's acceptances

-      U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities

-      repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.



MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


4  VALUE ADVANTAGE MONEY FUND

This fund may appeal to investors interested in high money market returns.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.



                                                 VALUE ADVANTAGE MONEY FUND   5

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.



 ANNUAL TOTAL RETURNS (%) AS OF 12/31

          93                       00.00
          94                       00.00
          95                       00.00
          96                       00.00
          97                       00.00
          98                       00.00

BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                     SINCE
                            1 YEAR   5 YEARS     INCEPTION 1
------------------------------------------------------------
 SCHWAB VALUE ADVANTAGE
 MONEY FUND                   000       000        000


1    Inception: 4/30/92.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


 FEE TABLE (%)


 SHAREHOLDER FEES
-----------------------------------------------------
                                                None

 ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------

Management fees                        0.00
Distribution (12b-1) fees              NONE
Other expenses                         0.00
                                       ----
Total annual operating expenses        0.00

Expense reduction                      0.00
                                       ----
Net operating expenses*                0.00
                                       ====

 *Guaranteed by Schwab and the investment adviser through xx/xx/00.


 EXPENSES ON A $10,000 INVESTMENT

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

     1 YEAR       3 YEARS        5 YEARS         10 YEARS
-----------------------------------------------------------
       $00         $000           $000            $000

TO OBTAIN A CURRENT SEVEN-DAY YIELD FOR THE FUND, CALL TOLL-FREE 800-435-4000.

6    VALUE ADVANTAGE MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

 FISCAL PERIODS ENDED 12/31                                 1998       1997        1996        1995        1994
 PER SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      00.00       00.00       00.00       00.00       00.00
                                                            -----------------------------------------------------
Income from investment operations:
   Net investment income                                    00.00       00.00       00.00       00.00       00.00

Less distributions:
   Dividends from net investment income                     (00.00)     (00.00)     (00.00)     (00.00)     (00.00)
                                                            -----------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                            00.00       00.00       00.00       00.00       00.00
                                                            =====================================================
Total return (%)                                            00.00       00.00       00.00       00.00       00.00

 RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets      00.00       00.00       00.00       00.00       00.00
 Expense reductions reflected in above ratio                00.00       00.00       00.00       00.00       00.00
 Ratio of net investment income to average net assets       00.00       00.00       00.00       00.00       00.00
 Net assets, end of period ($ x 1,000,000)                     00          00          00          00          00


                                             VALUE ADVANTAGE MONEY FUND      7

SCHWAB MUNICIPAL MONEY FUND

TICKER SYMBOL             VALUE ADVANTAGE SHARES: SWTXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES, from issuers around the country and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-      municipal notes

-      municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

8  MUNICIPAL MONEY FUND

This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.



                                                 MUNICIPAL MONEY FUND       9

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

 ANNUAL TOTAL RETURNS (%) AS OF 12/31
------------------------------------------
[Bar Graph]

96                       00.00
97                       00.00
98                       00.00

 BEST QUARTER: 0.00% Q0 199X
 WORST QUARTER: 0.00% Q0 199X
 YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98
----------------------------------------------------------

                                              SINCE
                                   1 YEAR     INCEPTION 1
----------------------------------------------------------
 SCHWAB MUNICIPAL MONEY FUND         000        000

1 Inception: 7/7/95.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



 FEE TABLE (%)
----------------------------------------------------------------------------

 SHAREHOLDER FEES
----------------------------------------------------------------------------
                                                                    None

 ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------------------------------

 Management fees                                0.00
 Distribution (12b-1) fees                      None
 Other expenses                                 0.00
                                                ----
 Total annual operating expenses                0.00

 Expense reduction                              0.00
                                                ----
 Net operating expenses*                        0.00
                                                ----

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


 EXPENSES ON A $10,000 INVESTMENT
-----------------------------------

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR       3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------
 $00          $000            $000            $000


To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.



10  MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                            1/1/98-     1/1/97-    1/1/96-     7/7/95-
                                                           12/31/98    12/31/97    12/31/96    12/31/95
-------------------------------------------------------------------------------------------------------

 PER SHARE DATA ($)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       00.00       00.00       00.00       00.00
                                                            ------------------------------------------
Income from investment operations:
    Net investment income                                    00.00       00.00       00.00       00.00
    Net realized and unrealized gain on investments          00.00       00.00       00.00       00.00
                                                            ------------------------------------------
    Total income from investment operations                  00.00       00.00       00.00       00.00
Less distributions:
    Dividends from net investment income                    (00.00)     (00.00)     (00.00)     (00.00)
                                                            ------------------------------------------
 NET ASSET VALUE AT END OF PERIOD                            00.00       00.00       00.00       00.00
                                                            ==========================================

 Total return (%)                                            00.00       00.00       00.00       00.00

 RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets       00.00       00.00       00.00       00.00 1
 Expense reductions reflected in above ratio                 00.00       00.00       00.00       00.00
 Ratio of net investment income to average net assets        00.00       00.00       00.00       00.00 1
 Net assets, end of period ($ x 1,000,000)                      00          00          00          00


1  Annualized.

                                                      MUNICIPAL MONEY FUND   11

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
TICKER SYMBOL             VALUE ADVANTAGE SHARES: SWKXX


GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-      municipal notes

-      municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

12  CALIFORNIA MUNICIPAL MONEY FUND

For California residents, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                        CALIFORNIA MUNICIPAL MONEY FUND    13

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


 ANNUAL TOTAL RETURNS (%) AS OF 12/31
---------------------------------------------------------------------
[BAR GRAPH]

96                            00.00
97                            00.00
98                            00.00


BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%

 AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98
-----------------------------------------------------------------------
                                                        SINCE
                                      1 YEAR            INCEPTION 1
 SCHWAB CALIFORNIA MUNICIPAL
 MONEY FUND                            000               000

1 Inception: 10/3/95.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


 FEE TABLE (%)
-----------------------------------------------------------------------

 SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------
 Management Fees                                0.00
 Distribution (12b-1) Fees                      None
 Other Expenses                                 0.00
                                                ----
 Total annual operating expenses                0.00

 Expense reduction                              0.00
                                                ----
 Net operating expenses*                        0.00
                                                ====


* Guaranteed by Schwab and the investment adviser through xx/xx/00.


 EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

     1 YEAR       3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------
     $00          $000            $000            $000

TO OBTAIN A CURRENT SEVEN-DAY YIELD FOR THE FUND, CALL TOLL-FREE 800-435-4000.



14  CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                             1/1/98-    1/1/97-     1/1/96-    10/3/95-
                                                            12/31/98   12/31/97    12/31/96    12/31/95
-------------------------------------------------------------------------------------------------------
 PER SHARE DATA ($)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       00.00       00.00       00.00       00.00
                                                             -----------------------------------------
Income from investment operations:
    Net investment income                                    00.00       00.00       00.00       00.00
    Net realized and unrealized gain on investments          00.00       00.00       00.00       00.00
                                                             -----------------------------------------
    Total income from investment operations                  00.00       00.00       00.00       00.00
Less distributions:
    Dividends from net investment income                    (00.00)     (00.00)     (00.00)     (00.00)
                                                             -----------------------------------------
 NET ASSET VALUE AT END OF PERIOD                            00.00       00.00       00.00       00.00
                                                             =========================================

 Total return (%)                                            00.00       00.00       00.00       00.00

 RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------

 Ratio of net operating expenses to average net assets       00.00       00.00       00.00       00.00 1
 Expense reductions reflected in above ratio                 00.00       00.00       00.00       00.00
 Ratio of net investment income to average net assets        00.00       00.00       00.00       00.00 1
 Net assets, end of period ($ x 1,000,000)                   00          00          00          00

1 Annualized.


                                          CALIFORNIA MUNICIPAL MONEY FUND    15

SCHWAB NEW YORK MUNICIPAL MONEY FUND
TICKER SYMBOL             VALUE ADVANTAGE SHARES: SWYXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM NEW YORK ISSUERS and from certain agencies, U.S. territories and possessions. These may include:

- general obligation issues, which typically are backed by the issuer's ability to levy taxes

- revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system

-      municipal notes

-      municipal leases

The fund also may buy investments that represent interests in municipal securities and are designed to meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer standards. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

16 NEW YORK MUNICIPAL MONEY FUND

For New York residents, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund has historically maintained its stable $1 share price, there is no guarantee that it will always be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that represent interests in municipal securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that represent interests in municipal securities than for many types of municipal securities themselves. Any defensive investments in taxable securities also could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                            NEW YORK MUNICIPAL MONEY FUND    17

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) AS OF 12/31
-----------------------------------------------------
[BAR CHART]
96                            00.00
97                            00.00
98                            00.00


BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98
-------------------------------------------------------------
                                                   SINCE
                                      1 YEAR       INCEPTION 1
SCHWAB NEW YORK MUNICIPAL
MONEY FUND                             000          000

1  Inception: 7/7/95.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



FEE TABLE (%)
----------------------------------------------------------------

 SHAREHOLDER FEES
----------------------------------------------------------------
                                                None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------
 MANAGEMENT FEES                                0.00
 DISTRIBUTION (12b-1) FEES                      NONE
 OTHER EXPENSES                                 0.00
                                                ----
 Total annual operating expenses                0.00

 EXPENSE REDUCTION                              0.00
                                                ====
 NET OPERATING EXPENSES*                        0.00
                                                ====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


 EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

     1 YEAR       3 YEARS        5 YEARS         10 YEARS
-------------------------------------------------------------------
       $00          $000            $000            $000


TO OBTAIN A CURRENT SEVEN-DAY YIELD FOR THE FUND, CALL TOLL-FREE 800-435-4000.


18   NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                                                               7/7/95-
                                                            1998        1997        1996      12/31/95
 PER SHARE DATA ($)
------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                     00.00       00.00       00.00       00.00
                                                            -----------------------------------------
 Income from investment operations:
    Net investment income                                   00.00       00.00       00.00       00.00
    Net realized and unrealized gain on investments         00.00       00.00       00.00       00.00
                                                            -----------------------------------------
    Total income from investment operations                 00.00       00.00       00.00       00.00
 Less distributions:
    Dividends from net investment income                   (00.00)     (00.00)     (00.00)     (00.00)
                                                            -----------------------------------------
 NET ASSET VALUE AT END OF PERIOD                           00.00       00.00       00.00       00.00
                                                            =========================================

 Total return (%)                                           00.00       00.00       00.00       00.00


 RATIOS/SUPPLEMENTAL DATA (%)
 Ratio of net operating expenses to average net assets      00.00       00.00       00.00       00.00 1
 Expense reductions reflected in above ratio                00.00       00.00       00.00       00.00
 Ratio of net investment income to average net assets       00.00       00.00       00.00       00.00 1
 Net assets, end of period ($ x 1,000,000)                  00          00          00          00

1  Annualized.


                                             NEW YORK MUNICIPAL MONEY FUND   19

FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $00 billion under management.


THE INVESTMENT ADVISER for the Schwab Value Advantage Investments is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of [DATE].

As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/98, these fees were 0.00% for the Schwab Value Advantage Money Fund, 0.00% for the Schwab Municipal Money Fund, 0.00% for the Schwab California Municipal Money Fund and 0.00% for the Schwab New York Municipal Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.


YEAR 2000 ISSUES

One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.

20    FUND MANAGEMENT

INVESTING IN THE FUNDS



As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment.
Helpful information on taxes is included as well.

                                                 INVESTING IN THE FUNDS      21

BUYING SHARES


Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


STEP 1
-------------------------------------------------------------------------------

Decide how much you want to invest.

 MINIMUM INITIAL INVESTMENT        MINIMUM ADDITIONAL INVESTMENTS     MINIMUM BALANCE
-------------------------------------------------------------------------------------
 $25,000                            $5,000                             $20,000
 ($15,000 for retirement and        ($2,000 for retirement and         ($15,000 for retirement and
 custodial accounts)                custodial accounts)                custodial accounts)

STEP 2
-------------------------------------------------------------------------------

Choose an option for dividends. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION          FEATURES
-------------------------------------------------------------------------------

Reinvestment    All dividends are invested automatically in shares of your fund.
Cash            You receive payment for all dividends.


STEP 3
-------------------------------------------------------------------------------
Place your order using any of the methods described at right.


SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink(TM) which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

22  INVESTING IN THE FUNDS

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

-      A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- You may be charged a $5 fee if you sell or exchange less than $5,000 worth of shares ($2,000 for retirement and custodial accounts) or fail to maintain the required minimum balance.


WHEN PLACING ORDERS

With every order to buy, sell or exchange shares you will need to include the following information:

-      Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-      The name and share class of the fund whose shares you want to buy or sell

-      The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-      When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

METHODS FOR PLACING ORDERS

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds(R) at:
101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.


                                                   INVESTING IN THE FUNDS    23

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The funds calculate their share prices each business day, after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are accepted in good order are processed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-      To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-      To withdraw or suspend any part of the offering made by this prospectus


SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS

If your Schwab account contains no cash or Sweep Shares of a fund, Schwab may redeem Value Advantage Shares or Investor Shares of a fund without prior notification to you to cover the following items:

- negative balances in your Schwab account as a result of any securities transactions, including electronic funds transactions

-      payment of your Schwab account checks or Visa debit card charges

-      purchases you have made under an Automatic Investment Plan

Schwab may charge you a fee each time it must redeem shares of a fund under any of these circumstances.

Schwab will redeem shares from the fund with the highest balance first, unless the sum of your investments in the funds will not satisfy the total amount due. In that case, none of your shares in the funds will be redeemed.

24  INVESTING IN THE FUNDS

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. The funds do not expect to pay any capital gain distributions.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, FUND DIVIDENDS FROM VALUE ADVANTAGE MONEY FUND AND MUNICIPAL MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. Value Advantage Money Fund dividends are taxable as ordinary income. Municipal Money Fund's dividends typically are free from federal income tax, but are subject to any state and local personal income taxes. Dividends from the state-specific funds typically are free from federal, state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.



                                                    INVESTING IN THE FUNDS  25

NOTES

                                                                        NOTES 27

SCHWAB VALUE ADVANTAGE INVESTMENTS

TO LEARN MORE


This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.


SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab Value Advantage
Investments(R)                   811-5954




PROSPECTUS
APRIL 30,  1999



SCHWABFUNDS(R)

PROSPECTUS
April 30,  1999


SCHWAB
GOVERNMENT
CASH RESERVES




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                                  SCHWABFUNDS(R)

        ABOUT THE FUND

        Schwab Government
        Cash Reserves

        ABOUT THE FUND

  4     Strategy

  5     Main Risks

  6     Performance

  6     Fund Fees and Expenses

  7     Financial Highlights

  8     Portfolio Management

        INVESTING IN THE FUND

 10     Buying Shares

 11     Selling Shares

 12     Transaction Policies

 13     Distributions and Taxes

Schwab Government Cash Reserves seeks to provide ATTRACTIVE CURRENT YIELDS while offering the LIQUIDITY, STABILITY AND CONVENIENCE traditionally associated with money market mutual funds.

The fund invests exclusively in money market investments. With its focus on U.S. government securities, it seeks a higher degree of safety in exchange for more modest yield expectations.

The fund is designed for use as a "sweep account investment" in conjunction with a Schwab Access(TM) Account. For customers with such an account, this fund serves as a primary sweep fund.

As with all mutual funds, the performance of this fund will fluctuate over time, and future performance may differ from past performance.

SCHWAB GOVERNMENT
CASH RESERVES

TICKER SYMBOL: SWGXX

GOAL

THE FUND SEEKS CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND
LIQUIDITY.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, such as:

-  U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities

-  repurchase agreements

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Many of these policies are stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


4 GOVERNMENT CASH RESERVES

This fund may appeal to investors looking for a convenient sweep investment that seeks high money market returns along with the added margin of safety provided by a portfolio of U.S. government securities.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity, and any government guarantees on securities the fund owns do not extend to shares of the fund itself. While the fund historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                      GOVERNMENT CASH RESERVES 5

PERFORMANCE

Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


 FEE TABLE (%)

 SHAREHOLDER FEES
 --------------------------------------------------------------------
                                                                None
 ANNUAL OPERATING EXPENSES (% of average net assets)
 --------------------------------------------------------------------
 MANAGEMENT FEES                                                0.00
 DISTRIBUTION (12b-1) FEES                                      NONE
 OTHER EXPENSES                                                 0.00
                                                                ----
 Total annual operating expenses*                               0.00

* Schwab and the investment adviser have voluntarily reduced the fund's expenses as follows:.
 EXPENSE REDUCTION                                              0.00
                                                                ----
 NET OPERATING EXPENSES                                         0.00
                                                                ====

 EXPENSES ON A $10,000 INVESTMENT

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR       3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------
   $00          $000            $000            $000


To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


6 GOVERNMENT CASH RESERVES

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          4/1/98 -
                                                          12/31/98
 PER SHARE DATA ($)
 ------------------------------------------------------------------
 Net asset value at beginning of period                     00.00
                                                          ---------
 Income from investment operations:
    Net investment income                                   00.00
 Less distributions:
    Dividends from net investment income                   (00.00)
                                                          ---------
 NET ASSET VALUE AT END OF PERIOD                           00.00
                                                          =========
 Total return (%)                                           00.00

 RATIOS/SUPPLEMENTAL DATA (%)
 ------------------------------------------------------------------
 Ratio of net operating expenses to average net assets      00.00 1
 Expense reductions reflected in above ratio                00.00
 Ratio of net investment income to average net assets       00.00 1
 Net assets, end of period ($ x 1,000,000)                  00


1  Annualized.


                                                      GOVERNMENT CASH RESERVES 7

FUND MANAGEMENT

THE FUNDS' INVESTMENT ADVISER, Charles Schwab Investment Management, Inc., has more than $00 billion under management.

The investment adviser for the Schwab Government Cash Reserves is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds (R). The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of [DATE]).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Government Cash Reserves. As compensation for these services, the firm receives a management fee from the fund. This fee is calculated as follows:

 MANAGEMENT FEE (% of average daily net assets)
 ------------------------------------------------------
 First $1 billion of assets                       0.46%
 Second $1 billion of assets                      0.41%
 Assets above $2 billion                          0.40%

YEAR 2000 ISSUES

One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.


8 FUND MANAGEMENT

                              INVESTING IN THE FUND


As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying and selling shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


                                                         INVESTING IN THE FUND 9

BUYING SHARES

The information on these pages outlines how Schwab Access(TM) Account investors can place "good orders" to buy and sell shares of the fund.

This fund is designed for use in conjunction with a Schwab Access Account. When you designate this fund as the "primary fund" on your Schwab Access Account, your uninvested cash balances will be invested automatically in the fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to make payments, shares of the fund will be sold automatically to cover these transactions.

For information on other types of Schwab accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

BUYING SHARES THROUGH DIRECT ORDERS

In addition to automatic sweep purchases, it is possible to buy shares of the fund by placing a direct order, as you would with any other Schwab mutual fund.

The fund's minimum for initial investments is $1,000 ($500 for retirement and custodial accounts). The minimum additional direct investment is $100.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.


10 INVESTING IN THE FUND

SELLING SHARES

When selling shares, please be aware of the following policies:

-  The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

-  You will need to keep at least $1 in the fund.

You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account materials.

METHODS FOR PLACING DIRECT ORDERS

PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

MAIL

Write to SchwabFunds(R) at:
101 Montgomery Street, San Francisco, CA 94104

When selling shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.


  WHEN PLACING ORDERS

  With every direct order to buy or sell shares you will need to include the following information:

-  Your name

-  Your account number

-  The name of the fund whose shares you want to buy or sell

-  The dollar amount you would like to buy or sell

-  When selling shares, how you would like to receive the proceeds

   Please note that orders to buy or sell become irrevocable at the time you mail them.




                                                        INVESTING IN THE FUND 11

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The fund calculates its share price twice each business day, first at 10 a.m. Eastern time and again after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are accepted in good order are processed at the next NAV to be calculated. However, phone orders accepted after 8 p.m. Eastern time will be processed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling your shares

-  To refuse any purchase order

-  To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-  To withdraw or suspend any part of the offering made by this prospectus


12 INVESTING IN THE FUND

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. The fund does not expect to pay any capital gain distributions.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund paid during the previous calendar year. Schwab Access Account customers also receive information on dividends and transactions in their monthly account statements.


                                                        INVESTING IN THE FUND 13

14 NOTES

                                                                        NOTES 15

SCHWAB GOVERNMENT
CASH RESERVES



TO LEARN MORE


This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.


SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab Government
Cash Reserves                  811-5954


                                                                      PROSPECTUS
                                                                  April 30, 1999

                                                                  SCHWABFUNDS(R)


MKT3853

PROSPECTUS
April 30,  1999


SCHWAB
Institutional Advantage Money Fund(R)

SCHWAB
Retirement Money Fund(R)


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


SCHWABFUNDS(R)

ABOUT THE FUNDS


      ABOUT THE FUNDS


  4   Schwab Institutional Advantage
      Money Fund(R)

  8   Schwab Retirement Money Fund(R)

 12   Fund Management


      INVESTING IN THE FUNDS


 14   Buying Shares

 15   Selling/Exchanging Shares

 16   Transaction Policies

 17   Dividends and Taxes

The Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) seek to provide HIGH CURRENT YIELDS while offering the LIQUIDITY AND STABILITY traditionally associated with money market mutual funds.

These funds were created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

As with all mutual funds, the performance of these funds will fluctuate over time, and future performance may differ from past performance.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

TICKER SYMBOL: SWIXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by u.s. and foreign issuers, such as:

-     commercial paper

-     certificates of deposit

-     banker's acceptances

-     U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities

-     repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


4  INSTITUTIONAL ADVANTAGE MONEY FUND

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                           INSTITUTIONAL ADVANTAGE MONEY FUND  5

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) AS OF 12/31

95                                      00.00
96                                      00.00
97                                      00.00
98                                      00.00

BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                 SINCE
                                    1 YEAR    INCEPTION 1
Schwab Institutional
Advantage Money Fund                  000        000

1  Inception: 1/4/94.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----
Total annual operating expenses                        0.00

EXPENSE REDUCTION                                      0.00
                                                      -----
NET OPERATING EXPENSES*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
 $00        $000        $000         $000

To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


6   INSTITUTIONAL ADVANTAGE MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                        1/1/98 -   1/1/97 -   1/1/96 -   1/1/95 -   1/4/94 -
                                                        12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
PER SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    00.00      00.00      00.00      00.00      00.00
                                                         ---------------------------------------------------
Income from investment operations:
   Net investment income                                  00.00      00.00      00.00      00.00      00.00
Less distributions:
   Dividends from net investment income                  (00.00)    (00.00)    (00.00)    (00.00)    (00.00)
                                                         ---------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                          00.00      00.00      00.00      00.00      00.00
                                                         ===================================================
   Total return (%)                                       00.00      00.00      00.00      00.00      00.00

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     00.00      00.00      00.00      00.00      00.00 1
Expense reductions reflected in above ratio               00.00      00.00      00.00      00.00      00.00
Ratio of net investment income to average net assets      00.00      00.00      00.00      00.00      00.00 1
Net assets, end of period ($ x 1,000,000)                00,000     00,000     00,000     00,000     00,000

1 Annualized.


                                           INSTITUTIONAL ADVANTAGE MONEY FUND  7

SCHWAB RETIREMENT
MONEY FUND

TICKER SYMBOL: SWRXX

GOAL

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

-     commercial paper

-     certificates of deposit

-     banker's acceptances

-     U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities

-     repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


8  RETIREMENT MONEY FUND

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the fund historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                        RETIREMENT MONEY FUND  9

PERFORMANCE

Below is a chart showing the fund's performance. The chart assumes that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) AS OF 12/31

95                                 00.00
96                                 00.00
97                                 00.00
98                                 00.00

BEST QUARTER: 0.00% Q0 199X
WORST QUARTER: 0.00% Q0 199X
YEAR-TO-DATE PERFORMANCE AS OF 3/31/99: 0.00%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                              SINCE
                                  1 YEAR    INCEPTION 1
Schwab Retirement Money Fund        000        000

1 Inception: 3/2/94.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------
Management fees                                        0.00
Distribution (12b-1) fees                              None
Other expenses                                         0.00
                                                      -----
Total annual operating expenses                        0.00

EXPENSE REDUCTION                                      0.00
                                                      -----
NET OPERATING EXPENSES*                                0.00
                                                      =====

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
 $00        $000         $000        $000

To obtain a current seven-day yield for the fund, call toll-free 800-435-4000.


10  RETIREMENT MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, [NAME], audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                       1/1/98 -   1/1/97 -   1/1/96 -   1/1/95 -   3/2/94 -
                                                       12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
PER SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   00.00     00.00       00.00      00.00     00.00
                                                       ----------------------------------------------------
Income from investment operations:
   Net investment income                                 00.00     00.00       00.00      00.00     00.00
Less distributions:
   Dividends from net investment income                 (00.00)   (00.00)     (00.00)    (00.00)   (00.00)
                                                       ----------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                         00.00     00.00       00.00      00.00     00.00
                                                       ====================================================
   Total return (%)                                      00.00     00.00       00.00      00.00     00.00

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets    00.00      00.00      00.00      00.00     00.00 1
Expense reductions reflected in above ratio              00.00     00.00       00.00      00.00     00.00
Ratio of net investment income to average net assets     00.00      00.00      00.00      00.00     00.00 1
Net assets, end of period ($ x 1,000,000)               00,000     00,000     00,000     00,000    00,000

1  Annualized.


                                                       RETIREMENT MONEY FUND  11

FUND MANAGEMENT


THE FUNDS' INVESTMENT ADVISER, Charles Schwab Investment Management, Inc., has more than $00 billion under management.


THE INVESTMENT ADVISER for the Schwab Money Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of [DATE].

As the investment adviser, the firm oversees the asset management and administration of the Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/98, these fees were 0.00% for the Schwab Institutional Advantage Money Fund and 0.00% for the Schwab Retirement Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.


YEAR 2000 ISSUES

One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.


12  FUND MANAGEMENT

INVESTING IN THE FUNDS

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


                                                      INVESTING IN THE FUNDS  13

BUYING SHARES

Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

STEP 1

DECIDE HOW MUCH YOU WANT TO INVEST.

                                    MINIMUM INITIAL  MINIMUM ADDITIONAL  MINIMUM
                                      INVESTMENT        INVESTMENTS      BALANCE
--------------------------------------------------------------------------------
Institutional Advantage Money Fund     $25,000              $1           $25,000
Retirement Money Fund                       $1              $1                $1


STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION          FEATURES
--------------------------------------------------------------------------------
Reinvestment    All dividends are invested automatically in shares of your fund.

Cash            You receive payment for all dividends.


STEP 3

PLACE YOUR ORDER USING ANY OF THE METHODS DESCRIBED AT RIGHT.


14  INVESTING IN THE FUNDS

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

-     A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


METHODS FOR PLACING ORDERS


PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET

www.schwab.com/schwabfunds

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at: 101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.


WHEN PLACING ORDERS

With every order to buy, sell or exchange shares you will need to include the following information:

-     Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-     The name and share class of the fund whose shares you want to buy or sell

-     The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-     When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                                                      INVESTING IN THE FUNDS  15

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The funds calculate their share prices each business day, after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are accepted in good order are processed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Institutional Advantage Money Fund(R) that are accepted by Schwab (including Charles Schwab Trust Company) by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-     To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-     To withdraw or suspend any part of the offering made by this prospectus


16  INVESTING IN THE FUNDS

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. The funds do not expect to pay any capital gain distributions.

AS LONG AS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY DO NOT HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.


                                                      INVESTING IN THE FUNDS  17

18  NOTES

                                                                       NOTES  19

SCHWAB

Institutional Advantage Money Fund(R)

SCHWAB

Retirement Money Fund(R)




TO LEARN MORE


This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.


SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov


SEC FILE NUMBERS
Schwab Institutional Advantage
Money Fund(R)                     811-5954
Schwab Retirement Money Fund(R)   811-5954

                                                                      PROSPECTUS
                                                                  April 30, 1999


MKT3854

                       STATEMENT OF ADDITIONAL INFORMATION

                    SCHWAB MONEY FUNDS - SWEEP INVESTMENTS(TM)

                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND

                                 APRIL 30, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS

                                                                                                  Page
                                                                                                  ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS...........................................................................     x
MANAGEMENT OF THE FUNDS.........................................................................     x
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................     x
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................     x
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................     x
DESCRIPTION OF THE TRUST........................................................................     x
PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................     x
TAXATION........................................................................................     x
CALCULATION OF PERFORMANCE DATA.................................................................     x
APPENDIX - RATINGS OF INVESTMENT SECURITIES.....................................................     x

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Money Market Fund seeks maximum current income consistent with stability of capital.

Schwab Government Money Fund seeks maximum current income consistent with stability of capital.

Schwab U.S. Treasury Money Fund seeks high current income consistent with liquidity and stability of capital.

Each fund's investment objective may be changed only by vote of a majority of its shareholders.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                              INVESTMENT STRATEGIES

Schwab Money Market Fund seeks to achieve its objective by investing exclusively in high-quality, U.S. dollar-denominated money market securities, which mature in twelve months or less, including U.S. government securities and repurchase agreements for these securities.

Schwab Government Money Fund seeks to achieve its objective by investing exclusively in U.S. government securities, which mature in twelve months or less, and repurchase agreements for these securities.

Schwab U.S. Treasury Money Fund seeks to achieve its objective by investing exclusively in U.S. Treasury securities and other obligations that are backed by the full faith and credit of the U.S. government.

Each fund's investment strategy is a policy that may be changed only by vote of a majority of its shareholders.

                         INVESTMENT SECURITIES AND RISKS


ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its total assets.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its total assets.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit a taxable money fund from purchasing a security if more that 5% of its total assets would be invested in the securities of a single issuer, although a fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser is taking steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days. Pursuant to policies that may be changed only by vote of a majority of its shareholders, each of the Schwab Money Market Fund and Schwab U.S. Government Money Fund may not purchase securities deemed to mature in more than 365 days. For purposes of this policy only, Schwab Money Market Fund and Schwab U.S. Government Money Fund will calculate maturity from the security's settlement date.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by first tier securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States Government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

                             INVESTMENT RESTRICTIONS

The following investment limitations may be changed only by vote of a majority of each fund's shareholders.

SCHWAB MONEY MARKET FUND AND SCHWAB GOVERNMENT MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

(3) Purchase, in the aggregate with all other Schwab Money Funds, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class. (For purposes of this limitation, the following funds constitute the Schwab Money Funds:
         Schwab Money Market Fund, Schwab Government Money Fund, Schwab Retirement Money Fund and Schwab Institutional Money Fund.)

(4) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities in accordance its investment objective and policies.

(5) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years of continuous operation.

(6) Enter into repurchase agreements if, as a result thereof, more than 10% its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than 7-days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended). Each fund will invest no more than 10% of its net assets in illiquid securities.

(7) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended).

(8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its investment adviser or the Sub-Adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

(9) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. 1

(12) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies).

(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The funds will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. Any borrowings will not be collateralized. If for any reason the current value of the total net assets of any fund falls below an amount equal to three times the amount of indebtedness from money borrowed, such fund will, within three business days, reduce its indebtedness to the extent necessary.

(14)     Write, purchase or sell puts, calls or combinations thereof.

(15) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(16) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

_______________

1 See the description of the trustees' deferred compensation plan in the "Management of the Funds" section of the SAI for an exception to this investment restriction.

(17) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(18)     Issue senior securities as defined in the 1940 Act.

SCHWAB U.S. TREASURY MONEY FUND MAY NOT:

(1) Purchase securities other than obligations issued by the U.S. Treasury and securities backed by the "full faith and credit" guarantee of the U.S. government that mature in 397 days or less. 1

(2)      Make loans to others (except through the purchase of debt obligations).

(3)      Issue senior securities as defined in the 1940 Act.

(4) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(5)      Invest in commodities or in real estate.

(6) Invest for the purpose of exercising control over management of another company.

(7) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 33% of the Fund's net assets to secure borrowings. The Fund will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. If for any reason the current value of the total net assets of the Fund falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary.

The following restrictions are non-fundamental, and may be changed by the board of trustees.

SCHWAB U.S. TREASURY MONEY FUND MAY NOT:

(1) Invest more than 10% of its net assets in securities which are not readily marketable, including securities which are restricted as to disposition; or

(2)      Engage in short sales, except for short sales against the box.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.


                             MANAGEMENT OF THE FUNDS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:


_________________

1 See the description of the trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH      THE TRUST
----------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB*      Chairman and Trustee      Chairman, Co-Chief Executive Officer and Director, The Charles Schwab
July 29, 1937                                     Corporation; Chairman, Chief Executive Officer and Director, Charles Schwab
                                                  Holdings, Inc.; Chairman and Director, Charles Schwab & Co., Inc., Charles
                                                  Schwab Investment Management, Inc., The Charles Schwab Trust Company and Schwab
                                                  Retirement Plan Services, Inc.; Chairman and Director (current board positions), and Chairman (officer position) until December 1995, Mayer & Schweitzer, Inc. (a securities brokerage subsidiary of The Charles Schwab Corporation); Director,
                                                  The Gap, Inc. (a clothing retailer), Transamerica Corporation (a financial services organization), AirTouch Communications (a telecommunications company)
                                                  and Siebel Systems (a software company).

STEVEN L. SCHEID*       President and Trustee     Executive Vice President and Chief Financial Officer, The Charles Schwab
June 28, 1953                                     Corporation; Enterprise President - Financial Products and Services and Chief
                                                  Financial Officer, Charles Schwab & Co., Inc.; Chief Executive Officer, Chief
                                                  Financial Officer and Director, Charles Schwab Investment Management, Inc. From
                                                  1994 to 1996, Mr. Scheid was Executive Vice President of Finance for First
                                                  Interstate Bancorp and Principal Financial Officer from 1995 to 1996. Prior to
                                                  1994, Mr. Scheid was Chief Financial Officer, First Interstate Bank of Texas.

DONALD F. DORWARD       Trustee                   Executive Vice President and Managing Director, Grey Advertising. From 1990 to
September 23, 1931                                1996, Mr. Dorward was President and Chief Executive Officer, Dorward & Associates

___________________

* This trustee is an "interested person" of the trusts.

                                                  (advertising and marketing/consulting firm).

ROBERT G. HOLMES        Trustee                   Chairman, Chief Executive Officer and Director, Semloh Financial, Inc.
May 15, 1931                                      (international financial services and investment advisory firm).

DONALD R. STEPHENS      Trustee                   Managing Partner, D.R. Stephens & Company (Investments) and Chairman and Chief
June 28, 1938                                     Executive Officer of North American Trust (real estate investment trust).

MICHAEL W. WILSEY       Trustee                   Chairman, Chief Executive Officer and Director, Wilsey Bennett, Inc. (truck and
August 18, 1943                                   air transportation, real estate investment, management, and investments).

TAI-CHIN TUNG           Treasurer and Principal   Vice President, Treasurer and Controller, Charles Schwab Investment Management,
March 7, 1951           Financial Officer         Inc. From 1994 to 1996, Ms. Tung was Controller for Robertson Stephens
                                                  Investment Management, Inc. From 1993 to 1994, she was Vice President of Fund
                                                  Accounting, Capital Research and Management Co.

WILLIAM J. KLIPP*       Executive Vice            Executive Vice President, SchwabFunds(R), Charles Schwab & Co., Inc.; President
December 9, 1955        President, Chief          and Chief Operating Officer, Charles Schwab Investment Management, Inc.
                        Operating Officer and
                        Trustee

STEPHEN B. WARD         Senior Vice President     Senior Vice President and Chief Investment Officer, Charles Schwab Investment
April 5, 1955           and Chief Investment      Management, Inc.
                        Officer

FRANCES COLE            Secretary                 Senior Vice President, Chief Counsel and Assistant Corporate Secretary, Charles
September 9, 1955                                 Schwab Investment Management, Inc.


Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible

________________
* This trustee is an "interested person" of the trust.

for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of December 31, 1998.

                                                                 Pension or             ($)
                                        ($)                      Retirement            Total
 Name of Trustee               Aggregate Compensation         Benefits Accrued   Compensation from
                                      from the                as Part of Fund      Fund Complex
                                        Trust                     Expenses
                      --------------------------------------
                      Money        Government  U.S.
                      Market Fund  Money Fund  Treasury Fund
--------------------------------------------------------------------------------------------------
Charles R. Schwab     0            0           0                      N/A                0
Steven L. Scheid 1    0            0           0                      N/A                0
Tom D. Seip 1         0            0           0                      N/A                0
William J. Klipp,     0            0           0                      N/A                0
Donald F. Dorward                                                     N/A
Robert G. Holmes                                                      N/A
Donald R. Stephens                                                    N/A
Michael W. Wilsey                                                     N/A


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the independent trustees. The exemptive relief granted to the trust

_______________

1 Effective August 18, 1998, Mr. Scheid was elected as President and trustee. Mr. Seip served as President and trustee until May 15, 1998.

permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]

As of April 1, 1999 [VAR: QLEGAL: month end or 1st of month date no more than 30 days prior to effective date], the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of each fund.

As of April 1, 1999, the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR: Fund Name / Class Name].

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement), between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the funds and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the funds' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the funds could be material. The funds' investment adviser is taking steps to minimize the risks of year 2000 for the funds, including seeking assurances from the funds' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds, however, minimizing year 2000 risk for the funds is a priority of the investment advisor.

For its advisory and administrative services to the Schwab Money Market Fund, the investment adviser it entitled to receive a graduated annual fee, payable monthly, of 0.46% of each fund's average daily net assets of the first $1 billion, 0.45% of the next $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of such assets over $10 billion but not in excess of $20 billion and 0.34% of such assets over $20 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, the fund paid investment and advisory fees of $46,270,000 (fees were reduced $19,250,000), $55,434,000 (fees were reduced by $23,541,000) and $____________ (fees were reduced by $____________).

For its advisory and administrative services to the Schwab Government Money Fund, the investment advisor it entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion not in excess of $2 billion, and 0.40% of net assets over $2 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab Government Money Fund paid investment and advisory fees of $5,671,000 (fees were reduced $2,847,000), $5,471,000 (fees were reduced by $3,208,000) and $____________
(fees were reduced by $____________).

For its advisory and administrative services to Schwab U.S. Treasury Money Fund, the investment advisor is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, U.S. Treasury Money Fund paid investment and advisory fees of $2,420,000 (fees were reduced $3,302,000), $2,674,000 (fees were reduced by $4,184,000) and $____________
(fees were reduced by $____________).

The investment advisor and Schwab have voluntarily guaranteed that, through at LEAST [APRIL 30, 1999], the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Schwab Money Market Fund, Schwab Government Money Fund, and Schwab U.S. Treasury Money Fund will not exceed [0.75%, 0.75% AND 0.65%] respectively, of the average daily net assets, respectively.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, Airport Business Center, 200 Stevens Drive, Suit 440, Lester Pennsylvania, 19113, serves as custodian for the funds and PFPC, Inc., 103 Bellevue Parkway, Wilmington DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANT

The funds' independent accountant, ______________, audits and reports on the annual financial statements of the funds and reviews certain regulatory reports and each funds' federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trust engages it to do so. Their address is _________. The funds' audited financial statements for the fiscal year ended December 31, 1998, are included in the funds' annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for a fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.

The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid be the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices

The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST

Each fund, is a series of the Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

Each Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The funds may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1999: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the funds' performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you would like additional copies, you may call or write your fund at the telephone number or address on the cover of this SAI.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above the fund's $1.00 NAV calculated using amortized cost, the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss.

Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from U.S. government securities.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the

United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA

The funds' current 7-day yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

                   7-day Current Yield as of December 31, 1998



                      Schwab Money Market Fund           %

                      Schwab Government Money Fund       %

                      Schwab Treasury Money Fund         %

The funds' effective yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.

                  7-day Effective Yield as of December 31, 1998



                      Schwab Money Market Fund           %

                      Schwab Government Money Fund       %

                      Schwab Treasury Money Fund         %

A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1998.

The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.


              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                           OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                       STATEMENT OF ADDITIONAL INFORMATION

                   SCHWAB MUNICIPAL MONEY FUNDS - SWEEP SHARES

                           SCHWAB MUNICIPAL MONEY FUND
                     SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
                      SCHWAB NEW YORK MUNICIPAL MONEY FUND
                     SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
                    SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
                       SCHWAB FLORIDA MUNICIPAL MONEY FUND

                                 APRIL 30, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                               Page
                                                               ----
INVESTMENT OBJECTIVES, STRATEGIES,
SECURITIES, RISKS AND LIMITATIONS..............................   x
MANAGEMENT OF THE FUNDS........................................   x
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............   x
INVESTMENT ADVISORY AND OTHER SERVICES.........................   x
BROKERAGE ALLOCATION AND OTHER PRACTICES.......................   x
DESCRIPTION OF THE TRUST.......................................   x
PURCHASE, REDEMPTION AND PRICING OF SHARES.....................   x
TAXATION.......................................................   x
CALCULATION OF PERFORMANCE DATA................................   x
APPENDIX - Ratings of Investment Securities ...................   x

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund seeks maximum current income exempt from federal income tax consistent with liquidity and stability of capital.

Schwab California Municipal Money Fund seeks maximum current income exempt from federal and California state personal income taxes, consistent with liquidity and stability of capital.

Schwab New York Municipal Money Fund seeks to provide maximum current income exempt from federal and New York state and local personal income taxes, consistent with stability of capital.

Schwab New Jersey Municipal Money Fund seeks to provide maximum current income exempt from federal and New Jersey state personal income taxes, consistent with liquidity and stability of capital.

Schwab Pennsylvania Municipal Money Fund seeks to provide maximum current income exempt from federal and Pennsylvania state personal income taxes, consistent with liquidity and stability of capital.

Schwab Florida Municipal Money Fund seeks to provide maximum current income exempt from federal income taxes, consistent with liquidity and stability of capital, and also seeks to have its shares exempt from the Florida intangible tax.

                              INVESTMENT STRATEGIES

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

Schwab Municipal Money Fund seeks to achieve its investment objective by investing in municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects.

Schwab California Municipal Money Fund seeks to achieve its investment objective by investing in California municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers.

Schwab New York Municipal Money Fund seeks to achieve its investment objective by investing in New York municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.

Schwab New Jersey Municipal Money Fund seeks to achieve its investment objective by investing in New Jersey municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New Jersey issuers.

Schwab Pennsylvania Municipal Money Fund seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of Pennsylvania issuers.

Schwab Florida Municipal Money Fund seeks to achieve its investment objective by investing in Florida municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of Florida issuers.

The funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.

Each fund's investment objective may be changed only by vote of a majority of its shareholders.

                  INVESTMENT SECURITIES, RISKS AND LIMITATIONS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CALIFORNIA/NEW YORK/NEW JERSEY/PENNSYLVANIA/FLORIDA MUNICIPAL MONEY MARKET SECURITIES are municipal money market securities issued by or on behalf of either the state of California, the state of New York, the state of New Jersey, the state of Pennsylvania or the State of Florida, or these state's counties, municipalities, authorities or other subdivisions.

These securities are subject to the same general risks associated with other municipal money market securities, although their values will be particularly affected by economic, political, geographic and demographic conditions and developments within these states. Additionally, like all securities, the value of municipal money market securities, including those of these issuers, may be affected by any change in the perceived ability of issuers to meet their obligations. A fund's concentration in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

COMMERCIAL PAPER consist of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities, as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund, except the Schwab Municipal Money Market Fund, is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit national municipal money funds from purchasing a security if more that 5% of a fund's total assets would be invested in the securities of a single issuer. State-specific municipal money funds are subject to the same prohibition, with respect to 75% of a fund's total assets. The regulation also allows funds to invest up to 25% of the fund's total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser is taking steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds may be purchased by a fund in an exempt transaction because the securities are not offered to the public.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees. The funds intend to purchase securities of other investment companies in compliance with the requirements of section 12(d)(1)(F) of the 1940 Act or any applicable exemptive relief received from the SEC. Under that section, a fund is prohibited from purchasing the securities of other investment companies if, as a result, the fund together with its affiliates would own more than 3% of the total outstanding securities of those investment companies. In addition, a fund will vote proxies in accordance with the instructions received or vote proxies in the same proportion as the vote of all other shareholders of the Investment Company. If exemptive relief is received from the SEC, a fund may purchase more than 3% of certain securities of other investment companies and will only hold such securities in conformity with any applicable order from the SEC.

TAXABLE SECURITIES. Under normal conditions, the funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bond receipts.

Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's shareholders

EACH OF SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MONEY FUND AND SCHWAB NEW YORK MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with investment objectives and policies.

(2) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state (although the limitation as to investments in a state or its political subdivision shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund), nor may it enter into a repurchase agreement if more than 10% of its net assets would be subject to repurchase agreements maturing in more than 7-days.).

(3) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the trust or its investment adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(4) Invest in commodities or commodity futures contracts or in real estate, except that each fund may invest in municipal securities secured by real estate or interests therein.

(5) Invest for the purpose of exercising control or management of another issuer.

(6) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.

(7) Underwrite securities issued by others, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8) Lend or borrow money, except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(9) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(10) Issue senior securities, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(11) Purchase securities of any issuer unless consistent with the maintenance of its respective status as a diversified company (in the case of Schwab Municipal Money Fund) or non-diversified company (in the case of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund) under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

EACH OF SCHWAB NEW JERSEY MUNICIPAL MONEY FUND, SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND AND SCHWAB FLORIDA MUNICIPAL MONEY FUND MAY NOT:

(1) Lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. Concentration is currently determined as investing 25% or more of a fund's total assets in an industry or group of industries, with certain exceptions. This means that each fund currently may not purchase securities of any issuer (other than U.S. government securities) if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

The following are non-fundamental investment policies and restrictions.

EACH OF THE SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MONEY FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of the fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of the fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(2) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws, although this limitation shall be 10% with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund.

(3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the fund are permitted within the limitations of this paragraph. No such fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(6) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8)  Issue senior securities as defined in the 1940 Act.

SCHWAB FLORIDA MUNICIPAL MONEY FUND, SCHWAB NEW JERSEY MUNICIPAL MONEY FUND AND SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND MAY NOT:

(1) With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities.

(2) Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer.

(3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(4)  Borrow money for temporary or emergency purposes except that the Fund may
     (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the Fund will not purchase securities while borrowings represent more than 5% of its total assets.

(5) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities), if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).

(7) Purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(8) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(9) purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment manager), are as follows:


                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
NAME/DATE OF BIRTH                      THE TRUST                 AFFILIATIONS
-------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB*                      Chairman and               Chairman, Co-Chief Executive Officer
July 29, 1937                           Trustee                    and Director, The Charles Schwab
                                                                   Corporation; Chairman, Chief Executive
                                                                   Officer and Director, Charles Schwab
                                                                   Holdings, Inc.; Chairman and Director,
                                                                   Charles Schwab & Co., Inc., Charles
                                                                   Schwab Investment Management, Inc.,
                                                                   The Charles Schwab Trust Company and
                                                                   Schwab Retirement Plan Services, Inc.;
                                                                   Chairman and Director (current board
                                                                   positions), and Chairman (officer
                                                                   position) until December 1995, Mayer &
                                                                   Schweitzer, Inc. (a securities
                                                                   brokerage subsidiary of The Charles
                                                                   Schwab Corporation); Director, The
                                                                   Gap, Inc. (a clothing retailer),
                                                                   Transamerica Corporation (a financial
                                                                   services organization), AirTouch
                                                                   Communications (a telecommunications
                                                                   company) and Siebel Systems (a
                                                                   software company).

STEVEN L. SCHEID*                      President and Trustee       Executive Vice President and
June 28, 1953                                                      Chief Financial Officer,
                                                                   The Charles Schwab Corporation;
                                                                   Enterprise President - Financial
                                                                   Products and Services and Chief
                                                                   Financial Officer, Charles Schwab &
                                                                   Co., Inc.; Chief Executive Officer,
                                                                   Chief Financial Officer and Director,
                                                                   Charles Schwab Investment Management,
                                                                   Inc. From 1994 to 1996, Mr. Scheid was

---------------

                                                                   Executive Vice President of Finance
                                                                   for First Interstate Bancorp and
                                                                   Principal Financial Officer from 1995
                                                                   to 1996. Prior to 1994, Mr. Scheid was
                                                                   Chief Financial Officer, First
                                                                   Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                    Executive Vice President and Managing
September 23, 1931                                                 Director, Grey Advertising. From 1990
                                                                   to 1996, Mr. Dorward was President and
                                                                   Chief Executive Officer, Dorward &
                                                                   Associates (advertising and
                                                                   marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and
May 15, 1931                                                      Director, Semloh Financial, Inc.
                                                                  (international financial services and
                                                                  investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens &
June 28, 1938                                                     Company (Investments) and Chairman and
                                                                  Chief Executive Officer of North
                                                                  American Trust (real estate investment
                                                                  trust).


MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment,
                                                                  management, and investments).

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and
March 7, 1951                           Financial Officer         Controller, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996,
                                                                  Ms. Tung was Controller for Robertson
                                                                  Stephens Investment Management, Inc.
                                                                  From 1993 to 1994, she was Vice
                                                                  President of Fund Accounting, Capital
                                                                  Research and Management Co.

WILLIAM J. KLIPP*                       Executive Vice            Executive Vice President, SchwabFunds(R),
December 9, 1955                        President, Chief          Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer and     Operating Officer, Charles Schwab Investment
                                        Trustee                   Management, Inc.

-----------------
* This trustee is an "interested person" of the Trust.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.


Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of fiscal year ended December 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of December 31, 1998.

                              Pension or              ($)
                              Retirement             Total
 Name of Trustee            Benefits Accrued      Compensation
                             as Part of Fund     from Fund Complex
                               Expenses
------------------------------------------------------------------
Charles R. Schwab   0            N/A                 0
Steven L. Scheid 1  0            N/A                 0
Tom D. Seip 2       0            N/A                 0
William J. Klipp,   0            N/A                 0
Donald F. Dorward                N/A
Robert G. Holmes                 N/A
Donald R. Stephens               N/A
Michael W. Wilsey                N/A





                           DEFERRED COMPENSATION PLAN


-----------------
1 Effective August 18, 1998, Mr. Scheid was elected as President and trustee. Mr. Seip served as President and trustee until May 15, 1998.

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the funds and the trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]

As of April 1, 1999 [VAR: QLEGAL: month end or 1st of month date no more than 30 days prior to effective date], the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of each fund.

As of April 1, 1999, the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR: Fund Name / Class Name].

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the funds and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the funds' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the funds could be material. The funds' investment adviser is taking steps to minimize the risks of year 2000 for the funds, including seeking assurances from the funds' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds, however, minimizing year 2000 risk for the funds is a priority of the investment adviser.

For its advisory and administrative services to each of the funds, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab Municipal Money Fund paid investment and advisory fees of $8,034,000 (fees were reduced $8,734,000), $9331,000 (fees were reduced by $10,977,000) and $____________
(fees were reduced by $________________).

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab California Municipal Money fund paid investment and advisory fees of $3,737,000 (fees were reduced $4,819,000), $4,824,000 (fees were reduced by $6,548,000) and
$____________ (fees were reduced by $____________).

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab New York Municipal Money Fund paid investment and advisory fees of $535,000 (fees were reduced $696,000), $675,000 (fees were reduced by $1,192,000) and $____________
(fees were reduced by $________________).

For the period of February 2, 1998 (commencement of operations) to December 31, 1998, Schwab New Jersey Municipal Fund paid investment and advisory fees of $_________ (fees were reduced $________).

For the period of February 2, 1998 (commencement of operations) to December 31, 1998, Schwab Pennsylvania Municipal Fund paid investment and advisory fees of $_________ (fees were reduced $________).

For the period of March 18, 1998 (commencement of operations) to December 31, 1998, Schwab Florida Municipal Fund paid investment and advisory fees of $_________ (fees were reduced $________).

The investment adviser and Schwab have voluntarily guaranteed that through at least [April 30, 1999] total operating expenses (excluding interest, taxes and extraordinary expenses) of Sweep Shares of each fund will not exceed, as a percentage of average daily net assets, 0.66% for Schwab Municipal Money Fund, 0.65% for Schwab California Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund, 0.69% for Schwab New York Municipal Money Fund and 0.59% for Schwab Florida Municipal Money Fund.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

The funds pay other expenses that are typically connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, Airport Business Center, 200 Stevens Drive, Suit 440, Lester Pennsylvania, 19113, serves as custodian for the funds and PFPC, Inc., 103 Bellevue Parkway, Wilmington DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANT

The funds' independent accountant, ______________, audits and reports on the annual financial statements of the funds and review certain regulatory reports and each funds' federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trust engages it to do so. Their address is _________________. Each fund's audited financial statements for the fiscal year ended December 31, 1998, are included in the funds' annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for a fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.

The funds expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid be the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST

Each fund, is a series of the Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

Each Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The funds may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1999: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the funds' performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you would like additional copies, you may call or write you fund at the telephone number or address on the cover of this SAI.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

Each of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances in your Schwab account, although shares also may be purchased directly. The Value Advantage Shares, which are not offered through this SAI, do not have a sweep feature, but rather must be purchased directly.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the fund's $1.00 (calculated using amortized cost), the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT and the environmental tax may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                          NEW JERSEY TAX CONSIDERATIONS

Under current law, investors in the fund will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company with the SEC; 2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; 3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.

However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the fund from its investments in Pennsylvania Municipal Securities or federal securities are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.

Distributions paid by the fund, which are excludable as exempted income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock or franchise tax.

The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.

                             FLORIDA INTANGIBLE TAX

Florida does not currently impose an income tax on individuals therefore distributions made by the fund to Florida residents will not be subject to any state income taxes. Distribution made to shareholders which are Florida corporations may be subject to Florida's corporate income tax.

Florida imposes an intangible personal property tax of 0.20% on all intangible personal property owned by Florida residents on January 1st of each year, including stocks and other securities. Certain types of property are exempt from the intangibles tax such as, securities issued by the United States government or its agencies and obligations issued by the State of Florida or its municipalities or counties. The Florida Department of Revenue has released several Technical Assistance Advisements which state that a fund will be exempt from Florida's intangibles tax for any given year, if as of the close of business on December 31st of the previous year, the fund's portfolio consists solely of exempt securities.

Therefore, in order for the fund and its shareholders to benefit from the exemption, the fund will have to sell any non-exempt securities which it holds in its portfolio prior to the close of business on December 31st of each year. This may cause the fund to liquidate certain of its investments when it would be disadvantageous to do so in order to qualify for the exemption thereby reducing the fund's aggregate investment return.

                         CALCULATION OF PERFORMANCE DATA

The funds' current 7-day yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

Municipal Money Fund                              %

California Municipal Money Fund                   %

New York Municipal Money Fund                     %

New Jersey Municipal Money Fund                   %

Pennsylvania Municipal Money Fund                 %

Florida Municipal Money Fund                      %

The funds' effective 7-day yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.

Municipal Money Fund                             %

California Municipal Money Fund                  %

New York Municipal Money Fund                    %

New Jersey Municipal Money Fund                  %

Pennsylvania Municipal Money Fund                %

Florida Municipal Money Fund                     %


The fund also calculates its tax-equivalent current 7-day yield by dividing that portion of the fund's current 7-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.

               Tax-Equivalent 7-Day Yield as of December 31, 1998

Municipal Money Fund                             %

California Municipal Money Fund                  %

New York Municipal Money Fund                    %

New Jersey Municipal Money Fund                  %

Pennsylvania Municipal Money Fund                %

Florida Municipal Money Fund                     %

The fund calculates its tax equivalent effective 7-day yield by dividing that portion of the fund's effective yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the funds' effective yield that is not tax-exempt.

          Tax-Equivalent Effective 7-Day Yield as of December 31, 1998

Municipal Money Fund                             %

California Municipal Money Fund                  %

New York Municipal Money Fund                    %

New Jersey Municipal Money Fund                  %

Pennsylvania Municipal Money Fund                %

Florida Municipal Money Fund                     %

A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1998.

The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.


              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                          OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                       STATEMENT OF ADDITIONAL INFORMATION

                         VALUE ADVANTAGE INVESTMENTS(R)

             SCHWAB MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
        SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
         SCHWAB NEW YORK MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
             SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INVESTOR SHARES

                                 APRIL 30, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS...................................................   x
MANAGEMENT OF THE FUNDS.................................................   x
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................   x
INVESTMENT ADVISORY AND OTHER SERVICES..................................   x
BROKERAGE ALLOCATION AND OTHER PRACTICES................................   x
DESCRIPTION OF THE TRUST................................................   x
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................   x
TAXATION................................................................   x
CALCULATION OF PERFORMANCE DATA.........................................   x
APPENDIX - Ratings On Investment Securities ............................   x

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund seeks maximum current income exempt from federal income tax consistent with liquidity and stability of capital.

Schwab California Municipal Money Fund seeks maximum current income exempt from federal and California state personal income taxes consistent with liquidity and stability of capital.

Schwab New York Municipal Money Fund seeks to provide maximum current income exempt from federal and New York state and local personal income taxes consistent with liquidity and stability of capital.

Schwab Value Advantage Money Fund seeks maximum current income consistent with liquidity and stability of capital.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

Schwab Municipal Money Fund seeks to achieve its investment objective by investing in municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects.

Schwab California Municipal Money Fund seeks to achieve its investment objective by investing in California municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers.

Schwab New York Municipal Money Fund seeks to achieve its investment objective by investing in New York municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.

Schwab Value Advantage Money Fund seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.

Each fund's investment objective may be changed only by vote of a majority of its shareholders.

                  INVESTMENT SECURITIES, RISKS AND LIMITATIONS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its total assets.

BANKERS' ACCEPTANCES are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CALIFORNIA/NEW YORK MUNICIPAL MONEY MARKET SECURITIES are municipal money market securities issued by or on behalf of either the state of California and the state of New York or these state's counties, municipalities, authorities or other subdivisions.

These securities are subject to the same general risks associated with other municipal money market securities, although their values will be particularly affected by economic, political, geographic and demographic conditions and developments within these states. Additionally, like all securities, the value of municipal money market securities, including those of these issuers, may be affected by any change in the perceived ability of issuers to meet their obligations. A fund's concentration in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.


CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consist of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its total assets.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities, as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each of Schwab Municipal Money Fund and Schwab Value Advantage Money Fund is a diversified mutual fund. Each of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is a non-diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit taxable and national municipal money funds from purchasing a security if more that 5% of the fund's total assets would be invested in the securities of a single issuer, State-specific municipal money funds are subject to the same prohibition with respect to 75% of a fund's total assets. The regulation also allows funds to invest up to 25% of the fund's total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser is taking steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by first tier securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A. Tender option bonds may be purchased by a fund in an exempt transaction because the securities are not offered to the public.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees. The funds intend to purchase securities of other investment companies in compliance with the requirements of section 12(d)(1)(F) of the 1940 Act or any applicable exemptive relief received from the SEC. Under that section, a fund is prohibited from purchasing the securities of other investment companies if, as a result, the fund together with its affiliates would own more than 3% of the total outstanding securities of those investment companies. In addition, a fund will vote proxies in accordance with the instructions received or vote proxies in the same proportion as the vote of all other shareholders of the Investment Company. If exemptive relief is received from the SEC, a fund may purchase more than 3% of certain securities of other investment companies and will only hold such securities in conformity with any applicable order from the SEC.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

TAXABLE SECURITIES. Under normal conditions, the municipal funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the municipal funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other fixed-income securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bond receipts.

Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's shareholders.

EACH MUNICIPAL FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with investment objectives and policies.

(2) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state (although the limitation as to investments in a state or its political subdivision shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund), or enter into a repurchase agreement if more than 10% of its net assets would be subject to repurchase agreements maturing in more than 7-days.).

(3) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its investment adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(4) Invest in commodities or commodity futures contracts or in real estate, except that each fund may invest in municipal securities secured by real estate or interests therein.

(5) Invest for the purpose of exercising control or management of another issuer.

(6) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.

(7) Underwrite securities issued by others, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8) Lend or borrow money, except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(9) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(10) Issue senior securities, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(11) Purchase securities of any issuer unless consistent with the maintenance of its respective status as a diversified company (in the case of Schwab Municipal Money Fund) or non-diversified company (in the case of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund) under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:

(1) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.

(2) Invest in commodities or commodity contracts, including futures contracts, or in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(3) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that the fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit or banker's acceptances issued by U.S. banks and U.S. branches of those foreign banks that the investment adviser has determined to be subject to the same regulation as U.S. banks, or obligations of or guaranteed by the U.S. government, its agencies or instrumentalities.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5)  Issue senior securities as defined in the 1940 Act.

(6) Purchase securities of any issuer unless only when consistent with the maintenance of its respective status as a diversified company under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. Concentration is currently determined as investing 25% or more of a fund's total assets in an industry or group of industries, with certain exceptions. This means that each fund currently may not purchase securities of any issuer (other than U.S. government securities) if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS.

EACH MUNICIPAL FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of the fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of the fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(2) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the fund are permitted within the limitations of this paragraph. No such fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(5) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.

(6) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(7)  Issue senior securities as defined in the 1940 Act.

SCHWAB VALUE ADVANTAGE MONEY FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in securities of that issuer.

(2) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(3) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Schwab Fund Family or the investment adviser beneficially own more than 1/2 of 1% of the securities of such issuer, and together beneficially own more than 5% of the securities of such issuer.

(4) Invest for the purpose of exercising control or management of another issuer.

(5) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.1

(6)  Write, purchase or sell puts, calls or combinations thereof.

(7) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs. Except as otherwise noted, if a percentage restriction is adhered to at the time of investment, a later increase in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

Except with respect to borrowings, investment in illiquid securities and for Schwab Value Advantage Money Fund concentration of investments, a later increase in percentage resulting from a change in values or net assets do not require a fund to sell an investment if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:

--------------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
----------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB*                      Chairman and              Chairman, Co-Chief Executive Officer
July 29, 1937                           Trustee                   and Director, The Charles Schwab
                                                                  Corporation; Chairman, Chief Executive
                                                                  Officer and Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman and Director,
                                                                  Charles Schwab & Co., Inc., Charles
                                                                  Schwab Investment Management, Inc.,
                                                                  The Charles Schwab Trust Company and
                                                                  Schwab Retirement Plan Services, Inc.;
                                                                  Chairman and Director (current board
                                                                  positions), and Chairman (officer
                                                                  position) until December 1995, Mayer &
                                                                  Schweitzer, Inc. (a securities
                                                                  brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The
                                                                  Gap, Inc. (a clothing retailer),
                                                                  Transamerica Corporation (a financial
                                                                  services organization), AirTouch
                                                                  Communications (a telecommunications
                                                                  company) and Siebel Systems (a
                                                                  software company).






STEVEN L. SCHEID*                  President and Trustee          Executive Vice President and Chief
June 28, 1953                                                     Financial Officer, The Charles Schwab
                                                                  Corporation; Enterprise President -
                                                                  Financial Products and Services and
                                                                  Chief Financial Officer, Charles
                                                                  Schwab & Co., Inc.; Chief Executive
                                                                  Officer, Chief Financial Officer and
                                                                  Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996,
                                                                  Mr. Scheid was Executive Vice
                                                                  President of Finance for First
                                                                  Interstate Bancorp and Principal
                                                                  Financial Officer from 1995 to 1996.
                                                                  Prior to 1994, Mr. Scheid was Chief
                                                                  Financial Officer, First Interstate
                                                                  Bank of Texas.



-----------------------
* This trustee is an "interested person" of the trusts.

DONALD F. DORWARD                       Trustee                   Executive Vice President and Managing
September 23, 1931                                                Director, Grey Advertising. From 1990
                                                                  to 1996, Mr. Dorward was President and
                                                                  Chief Executive Officer, Dorward &
                                                                  Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and
May 15, 1931                                                      Director, Semloh Financial, Inc.
                                                                  (international financial services and
                                                                  investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens &
June 28, 1938                                                     Company (Investments) and Chairman and
                                                                  Chief Executive Officer of North
                                                                  American Trust (real estate investment
                                                                  trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment,
                                                                  management, and investments).

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and
March 7, 1951                           Financial Officer         Controller, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996,
                                                                  Ms. Tung was Controller for Robertson
                                                                  Stephens Investment Management, Inc.
                                                                  From 1993 to 1994, she was Vice
                                                                  President of Fund Accounting, Capital
                                                                  Research and Management Co.

WILLIAM J. KLIPP*                       Executive Vice            Executive Vice President, SchwabFunds(R),
December 9, 1955                        President, Chief          Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer and     Operating Officer, Charles Schwab Investment
                                        Trustee                   Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.

-------------------
* This Trustee is an "interested person" of the Trust.

Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of December 31, 1998.

                              Pension or             ($)
                              Retirement            Total
 Name of Trustee            Benefits Accrued     Compensation
                            as Part of Fund    from Fund Complex
                               Expenses
-----------------------------------------------------------------
Charles R. Schwab   0            N/A                 0
Steven L. Scheid 1  0            N/A                 0
Tom D. Seip 2       0            N/A                 0
William J. Klipp,   0            N/A                 0
Donald F. Dorward                N/A
Robert G. Holmes                 N/A
Donald R. Stephens               N/A
Michael W. Wilsey                N/A


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the

----------------
1 Effective August 18, 1998, Mr. Scheid was elected President and trustee. Mr. Seip served as President and trustee until May 15, 1998.

selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]

As of April 1, 1999 [VAR: QLEGAL: month end or 1st of month date no more than 30 days prior to effective date], the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of each fund.

As of April 1, 1999, the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR: Fund Name / Class Name].

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the funds and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the funds' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the funds could be material. The funds' investment adviser is taking steps to minimize the risks of year 2000 for the funds, including seeking assurances from the funds' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds, however, minimizing year 2000 risk for the funds is a priority of the investment adviser.

For its advisory and administrative services to each of the municipal funds, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab Municipal Money Fund paid investment and advisory fees of $8,034,000 (fees were reduced $8,734,000), $9,331,000 (fees were reduced by $10,977,000) and $____________
(fees were reduced by $________________).

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab California Municipal Money fund paid investment and advisory fees of $3,737,000 (fees were reduced $4,819,000), $4,824,000 (fees were reduced by $6,548,000) and
$____________ (fees were reduced by $________________).


For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab New York Municipal Money Fund paid investment and advisory fees of $535,000 (fees were reduced $696,000), $675,000 (fees were reduced by $1,192,000) and $____________
(fees were reduced by $________________).

For its advisory and administrative services to Schwab Value Advantage Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion,).45% of net assets over $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of net assets over $10 billion but not in excess of $20 billion and 0.34% of net assets over $20 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab Value Advantage Money Fund paid investment and advisory fees of $30,667,000 (fees were reduced $6,081,000), $23,972,000 (fees were reduced by $27,753,000) and
$____________ (fees were reduced by $________________).


The Investment adviser and Schwab have voluntarily agreed to limit, or reimburse, if necessary, a Fund's total operating expenses to 0.45%, 0.45% and 0.40% for the Value Advantage Investment Municipal Money Fund, California Municipal Money Fund and Value Advantage Money Fund, respectively.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

The funds pay other expenses that are typically connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, Airport Business Center, 200 Stevens Drive, Suit 440, Lester Pennsylvania, 19113, serves as custodian for the funds and PFPC, Inc., 103 Bellevue Parkway, Wilmington DE 19809, serves as fund accountant.

The custodians are responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountants maintain all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANT

The funds' independent accountant, ______________, audits and reports on the annual financial statements of the funds and review certain regulatory reports and each funds' federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trust engages it to do so. Their address is ___________________. Each fund's audited financial statements for the fiscal year ended December 31, 1998, are included in the funds' annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for a fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.

The funds expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid be the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST

Each fund, is a series of the Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

Each Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The funds may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1999: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the funds' performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you would like additional copies, you may call or write you fund at the telephone number or address on the cover of this SAI.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

Each of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Sweep Shares, which are not offered through this SAI, are designed to provide convenience through automatic investment of uninvested cash balances in your Schwab account, although shares also may be purchased directly. The Value Advantage

Shares do not have a sweep feature, but rather must be purchased directly.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the fund's $1.00 (calculated using amortized cost), the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                  ADDITIONAL CONSIDERATIONS FOR MUNICIPAL FUNDS

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT and the environmental tax may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                         CALCULATION OF PERFORMANCE DATA

The funds' current 7-day yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

                  7-Day Current Yield as of December 31, 1998

Schwab Municipal Money Fund                             %

Schwab California Municipal Money Fund                  %
Schwab New York Municipal Money Fund                    %

The funds' effective 7-day yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula with the resulting yield figure carried to at least the nearest one hundredth of one percent.

                 7-Day Effective Yield as of December 31, 1998

Schwab Municipal Money Fund                             %

Schwab California Municipal Money Fund                  %
Schwab New York Municipal Money Fund                    %

The municipal funds also calculate their tax-equivalent current 7-day yield by dividing that portion of the fund's 7-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.


           Tax-Equivalent 7-Day Current Yield as of December 31, 1998

Schwab Municipal Money Fund                             %

Schwab California Municipal Money Fund                  %
Schwab New York Municipal Money Fund                    %

The fund calculates its tax equivalent effective yield by dividing that portion of the fund's effective yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the funds' effective yield that is not tax-exempt.

A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1998.

The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                          OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                       STATEMENT OF ADDITIONAL INFORMATION

                      SCHWAB GOVERNMENT CASH RESERVES FUND

                                 APRIL 30, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated April 30, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the fund at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The fund's most recent annual report is a separate document supplied with the SAI and includes the fund's audited financial statements, which are incorporated by reference into this SAI.

The fund is a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS

                                                                                                  Page
                                                                                                  ----
INVESTMENT OBJECTIVES, SECURITIES,
RISKS AND LIMITATIONS...........................................................................     x
MANAGEMENT OF THE FUND..........................................................................     x
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................     x
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................     x
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................     x
DESCRIPTION OF THE TRUST........................................................................     x
PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................     x
TAXATION........................................................................................     x
CALCULATION OF PERFORMANCE DATA.................................................................     x

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

The fund's investment objective is to provide current income consistent with liquidity and stability of capital. The fund's investment objective may be changed only by vote of a majority of its shareholders.

                         INVESTMENT SECURITIES AND RISKS

The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings represent more than 5% of its total assets.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund. The fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit the fund from purchasing a security if more that 5% of its total assets would be invested in the securities of a single issuer, although the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

LENDING of portfolio securities is a common practice in the securities industry. The fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the fund may at any time call the loan and obtain the return of the securities loaned; (iii) the fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.

MATURITY OF INVESTMENTS. The fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity or more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities.

REPURCHASE AGREEMENTS. Repurchase agreements involve the fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by first tier securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the fund including those managed by its investment manager. Because other investment companies employ investment advisers and other service providers, investments by the fund may cause shareholders to pay duplicative fees.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the fund. In addition, the fund may exercise only its demand rights at certain times. The fund could suffer losses in the event that the issuer defaults on its obligation.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of the fund's shareholders.

THE FUND MAY NOT:

(1) purchase securities of any issuer unless consistent with its status as a diversified investment management company as defined by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) concentrate investments in a particular industry or group of industries, or within one state, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above fundamental policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities.

Borrowing. The 1940 Act presently restricts an investment management company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, an investment management company may make loans only if expressly permitted by its investment policies.

Concentration. The 1940 Act presently defines concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

The following are non-fundamental investment policies and restrictions.

THE FUND MAY NOT:

(1) purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(2) purchase securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier securities of such issuer.

(3) with respect to 75% of total assets, purchase a guarantee or securities subject to a guarantee of any issuer if, as a result, more than 10% of its total assets would be invested in securities issued by or subject to a guarantee of such issuer (except with respect to guarantees and securities subject to guarantees issued by a non-controlled person).

(4) purchase a second tier guarantee or second tier security subject to a guarantee of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by or subject to a guarantee of such issuer.

(5) purchase securities of other investment companies, except as permitted by the 1940 Act.

(6)      borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and provided that the fund will not purchase securities while borrowings represent more than 5% of total assets.

(7) purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(9) purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(10) sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(11) purchase securities on margin, except that the fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

                             MANAGEMENT OF THE FUND

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
NAME/DATE OF BIRTH                      THE TRUST                 AFFILIATIONS
--------------------------------------  ------------------------  --------------------------------------------------------------
CHARLES R. SCHWAB*                      Chairman and Trustee      Chairman, Co-Chief Executive Officer and Director, The Charles
July 29, 1937                                                     Schwab Corporation; Chairman, Chief Executive Officer and
                                                                  Director, Charles Schwab Holdings, Inc.; Chairman and
                                                                  Director, Charles Schwab & Co., Inc., Charles Schwab
                                                                  Investment Management, Inc., The Charles Schwab Trust Company
                                                                  and Schwab Retirement Plan Services, Inc.; Chairman and
                                                                  Director (current board positions), and Chairman (officer
                                                                  position) until December 1995, Mayer & Schweitzer, Inc. (a securities brokerage subsidiary of The Charles Schwab
                                                                  Corporation); Director, The Gap, Inc. (a clothing retailer),
                                                                  Transamerica Corporation (a financial services organization),
                                                                  AirTouch Communications (a telecommunications company) and
                                                                  Siebel Systems (a software company).

_______________

* This trustee is an "interested person" of the trusts.

STEVEN L. SCHEID*                       President and Trustee     Executive Vice President and Chief Financial Officer, The
June 28, 1953                                                     Charles Schwab Corporation; Enterprise President--Financial
                                                                  Products and Services and Chief Financial Officer, Charles
                                                                  Schwab & Co., Inc.; Chief Executive Officer, Chief Financial
                                                                  Officer and Director, Charles Schwab Investment Management,
                                                                  Inc. From 1994 to 1996, Mr. Scheid was Executive Vice
                                                                  President of Finance for First Interstate Bancorp and
                                                                  Principal Financial Officer from 1995 to 1996. Prior to 1994,
                                                                  Mr. Scheid was Chief Financial Officer, First Interstate Bank
                                                                  of Texas.

DONALD F. DORWARD                       Trustee                   Executive Vice President and Managing Director, Grey
September 23, 1931                                                Advertising. From 1990 to 1996, Mr. Dorward was President and
                                                                  Chief Executive Officer, Dorward & Associates (advertising and marketing/consulting firm).


ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director, Semloh Financial,
May 15, 1931                                                      Inc. (international financial services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (Investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air transportation, real estate investment, management, and investments).

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                                  1994 to 1996, Ms. Tung was Controller for Robertson
                                                                  Stephens Investment Management, Inc. From 1993 to 1994, she
                                                                  was Vice President of Fund Accounting, Capital Research and
                                                                  Management Co.

_________________

* This trustee is an "interested person" of the Trust.

WILLIAM J. KLIPP*                       Executive Vice            Executive Vice President, SchwabFunds(R), Charles
December 9, 1955                        President, Chief          Schwab & Co., Inc.; President and Chief
                                        Operating Officer and     Operating Officer, Charles Schwab Investment
                                        Trustee                   Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.

The fund is overseen by a board of trustees. The board of trustees meets regularly to review the fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of the fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of December 31, 1998.

                              Pension or
                              Retirement             ($)
                           Benefits Accrued          Total
                           as Part of Fund      Compensation
   Name of Trustee             Expenses       from Fund Complex
---------------------      ----------------   -----------------
Charles R. Schwab   0            N/A                 0

Steven L. Scheid 1  0            N/A                 0

Tom D. Seip         0            N/A                 0

William J. Klipp,   0            N/A                 0

Donald F. Dorward                N/A

Robert G. Holmes                 N/A

Donald R. Stephens               N/A

Michael W. Wilsey                N/A


1 Effective August 18, 1998, Mr. Scheid was elected as President and trustee. Mr. Seip served as President and trustee until May 15, 1998.

                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, the fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the trust permits the fund and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]

As of April 1, 1999 [VAR: QLEGAL: month end or 1st of month date no more than 30 days prior to effective date], the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of the fund.

As of April 1, 1999, the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR: Fund Name / Class Name].

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief

Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the fund and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the fund's and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the fund could be material. The fund's investment adviser is taking steps to minimize the risks of year 2000 for the fund, including seeking assurances from the fund's service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund, however, minimizing year 2000 risk for the fund is a priority of the investment adviser.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.

For the period from April 1, 1998 (commencement of operations) to December 31, 1998, the fund paid investment and advisory fees of $_________ (fees were reduced $__________).

The investment adviser and Schwab have voluntarily agreed to reduce the fund's total operating expenses to 0.95% of its average daily net assets.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

The fund pays other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to a particular fund will be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred. The fund also may have other expenses that provide transaction services to the fund, including checking, Automated Clearing House and Automatic Teller Machine.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, Airport Business Center, 200 Stevens Drive, Suit 440, Lester Pennsylvania, 19113, serves as custodian for the fund and PFPC, Inc., 103 Bellevue Parkway, Wilmington DE 19809 serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANT

The fund's independent accountant, ______________, audits and reports on the annual financial statements of the fund and review certain regulatory reports and the fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trusts engage it to do so. Their address is _________________________. The fund's audited financial statements for the fiscal year ended December 31, 1998, are included in the fund's annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for a fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds. The fund expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid be the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for the fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST

The fund, is a series of the Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

Each Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The fund may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND

The fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1999: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the fund reserves the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

As long as the fund or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you would like additional copies, you may call or write the fund at the telephone number or address on the cover of this SAI.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                PRICING OF SHARES

The fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the fund's investments at amortized cost with market values. When determining market values for portfolio securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost, or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above the fund's $1.00 NAV calculated using amortized cost, the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.
                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the fund.

On each business day that the NAV of the fund is determined, the fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. For the fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

The fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If the fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The fund does not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss.

Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from U.S. government securities.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

The fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or

(3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien. "Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                         CALCULATION OF PERFORMANCE DATA

The fund's current 7-day yield based on the seven days ended December 31, 1998 is stated below and was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

                    Schwab Government Cash Reserves       %

The fund's effective yields based on the seven days ended December 31, 1998 is stated below and was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.


                    Schwab Government Cash Reserves       %

The fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1998.

The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                       STATEMENT OF ADDITIONAL INFORMATION

                    SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND
                          SCHWAB RETIREMENT MONEY FUND
                                 APRIL 30, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual reports are separate documents supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS

                                                                                                   Page
                                                                                                   ----
INVESTMENT OBJECTIVES, SECURITIES,
RISKS AND LIMITATIONS...........................................................................      x
MANAGEMENT OF THE FUNDS.........................................................................      x
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................      x
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................      x
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................      x
DESCRIPTION OF THE TRUST........................................................................      x
PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................      x
TAXATION........................................................................................      x
CALCULATION OF PERFORMANCE DATA.................................................................      x
APPENDIX - RATINGS OF INVESTMENT SECURITIES.....................................................      x

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each fund's investment objective is to seek maximum current income consistent with liquidity and stability of capital. Each fund's investment objective may be changed only by vote of a majority of its shareholders.

                         INVESTMENT SECURITIES AND RISKS

The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected:

credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its total assets.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its total assets.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit a taxable money fund from purchasing a security if more that 5% of its total assets would be invested in the securities of a single issuer, although a fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser is taking steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the fund may at any time call the loan and obtain the return of the securities loaned; (iii) the fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.

MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by first tier securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

                             INVESTMENT RESTRICTIONS

The following investment limitations may be changed only by a vote of a majority of each fund's shareholders.

EACH FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

(3) Purchase, in the aggregate with all other Schwab Money Funds, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class. (For purposes of this limitation, the following funds constitute the Schwab Money Funds:
         Schwab Money Market Fund, Schwab Government Money Fund, Schwab Retirement Money Fund and Schwab Institutional Money Fund.)

(4) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities in accordance its investment objective and policies.

(5) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years of continuous operation.

(6) Enter into repurchase agreements if, as a result thereof, more than 10% its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than 7-days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended). Each fund will invest no more than 10% of its net assets in illiquid securities.

(7) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended).

(8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its investment adviser or the Sub-Adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

(9) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. 1

(12) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies), except each fund may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors; and (2) lend its portfolio securities.

(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The funds will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. If for any reason the current value of the total net assets of any fund falls below an amount equal to three times the amount of indebtedness from money borrowed, such fund will, within three business days, reduce its indebtedness to the extent necessary.

(14)     Write, purchase or sell puts, calls or combinations thereof.

(15) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(16) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(17) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(18)     Issue senior securities as defined in the 1940 Act.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.


                             MANAGEMENT OF THE FUNDS

--------------
1 See the description of the trustees' deferred compensation plan under "Management of the Funds" for an exception to this investment restriction.

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:


                         POSITION(S) WITH
NAME/DATE OF BIRTH       THE TRUST                 PRINCIPAL OCCUPATIONS & AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB*       Chairman and Trustee      Chairman, Co-Chief Executive Officer and Director, The Charles Schwab
July 29, 1937                                      Corporation; Chairman, Chief Executive Officer and Director, Charles Schwab
                                                   Holdings, Inc.; Chairman and Director, Charles Schwab & Co., Inc., Charles
                                                   Schwab Investment Management, Inc., The Charles Schwab Trust Company and Schwab
                                                   Retirement Plan Services, Inc.; Chairman and Director (current board positions), and Chairman (officer position) until December 1995, Mayer & Schweitzer, Inc. (a securities brokerage subsidiary of The Charles Schwab Corporation); Director,
                                                   The Gap, Inc. (a clothing retailer), Transamerica Corporation (a financial services organization), AirTouch Communications (a telecommunications company)
                                                   and Siebel Systems (a software company).

STEVEN L. SCHEID*        President and Trustee     Executive Vice President and Chief Financial Officer, The Charles Schwab
June 28, 1953                                      Corporation; Enterprise President--Financial Products and Services and Chief
                                                   Financial Officer, Charles Schwab & Co., Inc.; Chief Executive Officer, Chief
                                                   Financial Officer and Director, Charles Schwab Investment Management, Inc. From
                                                   1994 to 1996, Mr. Scheid was Executive Vice President of Finance for First
                                                   Interstate Bancorp and Principal Financial Officer from 1995 to 1996. Prior to
                                                   1994, Mr. Scheid was Chief Financial Officer, First Interstate Bank of Texas.

DONALD F. DORWARD        Trustee                   Executive Vice President and Managing Director, Grey Advertising. From 1990 to
September 23, 1931                                 1996, Mr. Dorward was President and Chief Executive Officer, Dorward &
                                                   Associates

------------------
*This Trustee is an "interested person" of the trusts.

                                                   (advertising and marketing/consulting firm).

ROBERT G. HOLMES         Trustee                   Chairman, Chief Executive Officer and Director, Semloh Financial, Inc.
May 15, 1931                                       (international financial services and investment advisory firm).


DONALD R. STEPHENS       Trustee                   Managing Partner, D.R. Stephens & Company (Investments) and Chairman and Chief
June 28, 1938                                      Executive Officer of North American Trust (real estate investment trust).

MICHAEL W. WILSEY        Trustee                   Chairman, Chief Executive Officer and Director, Wilsey Bennett, Inc. (truck and
August 18, 1943                                    air transportation, real estate investment, management, and investments).

TAI-CHIN TUNG            Treasurer and Principal   Vice President, Treasurer and Controller, Charles Schwab Investment Management,
March 7, 1951            Financial Officer         Inc. From 1994 to 1996, Ms. Tung was Controller for Robertson Stephens
                                                   Investment Management, Inc. From 1993 to 1994, she was Vice President of Fund
                                                   Accounting, Capital Research and Management Co.

WILLIAM J. KLIPP*        Executive Vice            Executive Vice President, SchwabFunds(R), Charles Schwab & Co., Inc.; President
December 9, 1955         President, Chief          and Chief Operating Officer, Charles Schwab Investment Management, Inc.
                         Operating Officer and
                         Trustee

STEPHEN B. WARD          Senior Vice President     Senior Vice President and Chief Investment Officer, Charles Schwab Investment
April 5, 1955            and Chief Investment      Management, Inc.
                         Officer

FRANCES COLE             Secretary                 Senior Vice President, Chief Counsel and Assistant Corporate Secretary, Charles
September 9, 1955                                  Schwab Investment Management, Inc.

Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible

-------------------
*This Trustee is an "interested person" of the Trust.

for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of December 31, 1998.

                                                             Pension or             ($)
                                   ($)                       Retirement            Total
  Name of Trustee          Aggregate Compensation         Benefits Accrued     Compensation
                                 from the                  as Part of Fund    from Fund Complex
                                   Trust                     Expenses
                      --------------------------------

------------------------------------------------------------------------------------------------
Charles R. Schwab          0               N/A                     0
Steven L. Scheid 1         0               N/A                     0
Tom D. Seip                0               N/A                     0
William J. Klipp           0               N/A                     0
Donald F. Dorward          0               N/A
Robert G. Holmes           0               N/A
Donald R. Stephens         0               N/A
Michael W. Wilsey          0               N/A

                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the independent trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]
____________________

1 Effective August 18, 1998, Mr. Scheid was elected President and trustee. Mr. Seip served as President and trustee until May 15, 1998.

As of April 1, 1999 [VAR: QLEGAL: month end or 1st of month date no more than 30 days prior to effective date], the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of each fund.

As of April 1, 1999, the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR: Fund Name / Class Name].

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the funds and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the funds' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the funds could be material. The funds' investment adviser is taking steps to minimize the risks of year 2000 for the funds, including seeking assurances from the funds' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds, however, minimizing year 2000 risk for the funds is a priority of the investment adviser.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of each fund's average daily net assets of the first $1 billion, 0.45% of the next $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of such assets over $10 billion but not in excess of $20 billion and 0.34% of such assets over $20 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab Institutional Advantage Fund paid investment and advisory fees of $292,000 (fees were reduced $225,000), $388,000 (fees were reduced by $768,000) and $____________ (fees were reduced by $____________).

For the fiscal years ended December 31, 1996, 1997 and 1998, Schwab Retirement Fund paid investment and advisory fees of $494,000 (fees were reduced $22,000), $557,000 (fees were reduced by $114,000) and $____________ (fees were reduced by $____________).

The investment adviser and Schwab have voluntarily guaranteed that, through at least [APRIL 30, 1999], the total operating expenses (excluding interest, taxes and extraordinary expenses) of the fund will not exceed [0.50%] for the Schwab Institutional Advantage Money Fund and [0.73%] for the Schwab Retirement Money Fund of the average daily net assets, respectively.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.




                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, Airport Business Center, 200 Stevens Drive, Suit 440, Lester Pennsylvania, 19113, serves as custodian for the funds and PFPC, Inc., 103 Bellevue Parkway, Wilmington DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANT

The funds' independent accountant, ______________, audits and reports on the annual financial statements of the funds and reviews certain regulatory reports and each funds' federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trust engages it to do so. Their address is __________. The funds' audited financial statements for the fiscal year ended December 31, 1998, are included in the funds' annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for a fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.

The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid be the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices

The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST

Each fund, is a series of the Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

Each Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The funds may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1999: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the funds' performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you would like additional copies, you may call or write your fund at the telephone number or address on the cover of this SAI.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values, or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above the fund's $1.00 NAV calculated using amortized cost, the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                         CALCULATION OF PERFORMANCE DATA

The funds' current 7-day yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

                     Schwab Institutional Advantage       %
                     Money Fund

                     Schwab Retirement Money Fund         %

The funds' effective yields based on the seven days ended December 31, 1998 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.


                     Schwab Institutional Advantage       %
                     Money Fund

                     Schwab Retirement Money Fund         %

A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1998.

The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                          OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS


Item 23. Financial Statements and Exhibits.

    (b)       Exhibits

    (a)       Articles of      Amended and Restated Agreement and Declaration of
              Incorporation    Trust to Registrant's Registration Statement on
                               Form N-1A,dated May 9, 1995, was electronically filed and is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 33.

    (b)       By-laws          Amended and Restated By-Laws are
                               incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's
                               Registration Statement on Form N-1A,
                               electronically filed on March 29, 1996.

    (c)       Instruments    (i)   Article III, Sections 4 and 5; Article IV,
              Defining             Section 1; Article V; Article VI, Section 2;
              Rights of            Article VIII, Section 4; and Article IX,
              Shareholders         Sections 1, 4 and 7 of the Agreement and
                                   Declaration of Trust are incorporated by reference to Exhibit (1) above.

                             (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2) above.

    (d)       Investment     (i)   Investment Advisory and Administration
              Advisory             Agreement between Registrant and Charles
              Contracts            Schwab Investment Management, Inc. (the
                                   "Investment Manager") with respect to Schwab
                                   Money Market Fund, Schwab Government Money
                                   Fund and Schwab Municipal Money Fund, dated
                                   May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit
                                   5(a) to Post-Effective Amendment No. 29.

                             (ii) Schedule A to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 27.

                                (iii) Schedule B to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 27.

                                (iv) Investment Advisory and Administration Agreement between Registrant and the Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(d) to Post-Effective Amendment No. 27.

                                (v) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab
                                        Institutional Advantage Money Fund(R),
                                        Schwab Retirement Money Fund(R), Schwab
                                        New York Municipal Money Fund, Schwab
                                        Government Cash Reserves Fund, Schwab
                                        New Jersey Municipal Money Fund, Schwab
                                        Pennsylvania Municipal Money Fund and
                                        Schwab Florida Municipal Money Fund, is
                                        electronically filed herewith as
                                        Exhibit (d)(v).

                                (vi) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(f) to Post-Effective Amendment No. 27.

                                (vii) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab
                                        Institutional Advantage Money Fund(R),
                                        Schwab Retirement Money Fund(R), and
                                        Schwab New York Municipal Money Fund,
                                        dated June 15, 1994, was electronically
                                        filed and is incorporated herein by
                                        reference to Exhibit (5)(g) to
                                        Post-Effective Amendment No. 27.

                                (viii) Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab
                                        Institutional Advantage Money Fund(R),
                                        Schwab Retirement Money Fund(R), Schwab
                                        New York Municipal Money Fund, Schwab
                                        Government Cash Reserves Fund, Schwab
                                        New Jersey Municipal Money Fund, Schwab
                                        Pennsylvania Municipal Money Fund and
                                        Schwab Florida Municipal Money Fund,
                                        dated June 15, 1994, is electronically
                                        filed herewith as Exhibit (d)(viii).

    (e)       Underwriting       (i)    Distribution Agreement between
              Contracts                 Registrant and Charles Schwab & Co.,
                                        Inc. ("Schwab"), dated June 15, 1994, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed and
                                        is incorporated by reference to Exhibit
                                        (6)(a) to Post-Effective Amendment No.
                                        33.

                                (ii) Schedule A to the Distribution Agreement between Registrant and Schwab was electronically filed and is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 35.

    (f)       Bonus or                  Inapplicable.
              Profit Sharing
              Contracts

    (g)       Custodian          (i)    Custodian Services Agreement between
              Agreements                Registrant and PNC Bank, N.A. (formerly,
                                        Provident National Bank) dated April 8,
                                        1991 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed and is incorporated by reference to Exhibit (8)(k) to Post-Effective Amendment No. 33.

                                (ii)    Schedule A to the Custodian Services
                                        Agreement was electronically filed and
                                        is incorporated by reference to Exhibit
                                        (8)(l) to Post-Effective Amendment No.
                                        35.

                                (iii) Amendment Nos. 1 and 2 to the Custodian Services Agreement referred to at Exhibit (8)(k) above was electronically filed and is incorporated by reference to Exhibit (8)(n) to Post-Effective Amendment No. 33.

                                (iv) Accounting Services Agreement between Registrant and PFPC Inc. (formerly, Provident Financial Processing
                                        Corporation) dated April 8, 1991 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed and
                                        is incorporated by reference to Exhibit
                                        (8)(a) to Post-Effective Amendment No.
                                        33.

                                 (v)    Schedule B to the Accounting Services
                                        Agreement referred to at Exhibit (8)(a)
                                        was electronically filed and is
                                        incorporated by reference to Exhibit
                                        (8)(b) to Post-Effective Amendment No.
                                        35.

                                (vi) Amendment Nos. 1 and 2 to the Accounting Services Agreement referred to at Exhibit (8)(a) above was electronically filed and is incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 33.

                                (vii)   Amended and Restated Transfer Agency
                                        Agreement and Schedule B between
                                        Registrant and Schwab dated June 5, 1995 to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 33.

                               (viii) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement was electronically filed and is incorporated by reference to Exhibit
                                        (8)(e) to Post-Effective Amendment No.
                                        35.

                                (ix) Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(h) to Post-Effective Amendment No. 33.

                                 (x) Schedules A, B, and C to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(h) above to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(I) to Post-Effective Amendment No. 33.

                                (xi)    Schedules A and C to the Shareholder
                                        Service Agreement were electronically
                                        filed and are incorporated by reference
                                        to Exhibit (8)(j) to Post-Effective
                                        Amendment No. 35.

    (h)       Other Material            Inapplicable.
              Contracts

    (i)       Legal Opinion             To be filed by subsequent amendment.

    (j)       Other Opinion             To be filed by subsequent amendment.

    (k)       Omitted                   Inapplicable.
              Financial
              Statements

    (l)       Initial Capital     (i)   Purchase Agreement between Registrant
              Agreements                and Schwab relating to the Schwab U.S.
                                        Treasury Money Fund to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(a) to Post-Effective Amendment No. 33.

                                (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 33.

                                (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit
                                        (13)(c) to Post-Effective Amendment No.
                                        33.

                                (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed and
                                        is incorporated by reference to Exhibit
                                        (13)(d) to Post-Effective Amendment No.
                                        33.

                                 (v)    Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Municipal Money Fund-Value Advantage
                                        Shares to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed and is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 33.

                                (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(f) to Post-Effective Amendment No. 33.

                                (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(g) to Post-Effective Amendment No. 33.

                               (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund was electronically filed and is incorporated by reference to Exhibit (13)(h) to Post-Effective Amendment No. 36.

                                (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund was electronically filed and is incorporated by reference to Exhibit (13)(i) to Post-Effective Amendment No. 33.

                                 (x)    Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Pennsylvania Municipal Money Fund was
                                        electronically filed and is incorporated by reference to Exhibit (13)(j) to Post-Effective Amendment No. 33.

                                (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund was electronically filed and is incorporated by reference to Exhibit (13)(k) to Post-Effective Amendment No. 36.

    (m)       Rule 12-b1 Plan           Inapplicable

    (o)       Rule 18f-3 Plan   (i)     Form of Amended and Restated Multiple
                                        Class Plan of Registrant and Schedule A
                                        are incorporated by reference to Exhibit
                                        (18) to Post-Effective Amendment No. 25
                                        to Registrant's Registration Statement
                                        on Form N-1A, filed on February 21,
                                        1997.

Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.
Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager.

(a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) captioned "Management of the Fund(s);" the section of the Prospectuses for Schwab Value Advantage Money Fund, Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund-Value Advantage Shares captioned "Organization and Management of the Fund(s);" and the section of the Statements of Additional Information captioned "Management of the Trust."

Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101

Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

(b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman and Director
Chairman and Trustee
                                 The Charles Schwab Corporation                    Chairman, Co-Chief Executive
                                                                                   Officer and Director

                                 Schwab Holdings, Inc.                             Chairman, Chief Executive
                                                                                   Officer and  Director

                                 Charles Schwab Investment Management, Inc.        Chairman and Director

                                 The Charles Schwab Trust Company                  Chairman and Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Charles Schwab Limited                            Chairman, Chief Executive
                                                                                   Officer and Director

                                 Performance Technologies, Inc.                    Chairman and Director

                                 TrustMark, Inc.                                   Chairman and Director

                                 Schwab (SIS) Holdings, Inc. I                     Chairman, Chief Executive
                                                                                   Officer and Director

                                 Schwab International Holdings, Inc.               Chairman, Chief Executive
                                                                                   Officer and Director

                                 The Gap, Inc.                                     Director

                                 Transamerica Corporation                          Director

                                 AirTouch Communications                           Director

                                 Siebel Systems                                    Director

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------
David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Corporation                    President, Co-Chief Executive
                                                                                   Officer and Director

                                 Schwab Holdings, Inc.                             Director

                                 Schwab Retirement Plan Services, Inc.             Director

                                 Charles Schwab Limited                            Director

                                 Charles Schwab Investment Management, Inc.        Director

                                 Mayer & Schweitzer, Inc.                          Director

                                 Performance Technologies, Inc.                    Director

                                 Schwab (SIS) Holdings, Inc. I                     President, Chief Operating
                                                                                   Officer and Director

                                 Schwab International Holdings, Inc.               President, Chief Operating
                                                                                   Officer and Director

                                 TrustMark, Inc.                                   Director

Steven L. Scheid                 Charles Schwab & Co., Inc.                        Enterprise President - Financial
                                                                                   Products and Services and Chief
                                                                                   Financial Officer

                                 The Charles Schwab Corporation                    Executive Vice President and
                                                                                   Chief Financial Officer

                                 Schwab Holdings, Inc.                             Executive Vice President, Chief
                                                                                   Financial Officer and Director

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer, Chief
                                                                                   Financial Officer and Director

                                 The Charles Schwab Trust Company                  Director

                                 Charles Schwab Limited                            Finance Officer and Director

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------
                                 Schwab Retirement Plan Services, Inc.             Director

                                 Performance Technologies, Inc.                    Director

                                 Mayer & Schweitzer, Inc.                          Director

                                 Schwab (SIS) Holdings, Inc. I                     Chief Financial Officer and
                                                                                   Director

                                 Schwab International Holdings, Inc.               Chief Financial Officer and
                                                                                   Director

Karen W. Chang                 Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                 Investor Services

                               The Charles Schwab Corporation                    Executive Vice President

John P. Coghlan                Charles Schwab & Co., Inc.                        Enterprise President - Retirement
                                                                                 Plan Services and Services to
                                                                                 Investment Managers

                               The Charles Schwab Corporation                    Executive Vice President

                               The Charles Schwab Trust Company                  President, Chief Executive Officer
                                                                                 and Director

                               Schwab Retirement Plan Services, Inc.             Director

Frances Cole,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                        Counsel and Assistant Corporate
                                                                                 Secretary

Linnet F. Deily                Charles Schwab & Co., Inc.                        President -  Schwab Retail Group

                               The Charles Schwab Corporation                    Executive Vice President

Christopher V. Dodds           Charles Schwab & Co., Inc.                        Senior Vice President and
                                                                                 Controller

                               The Charles Schwab Corporation                    Senior Vice President and
                                                                                 Controller

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------
Carrie Dwyer                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                 Corporate Oversight, General
                                                                                 Counsel and Corporate Secretary

Wayne W. Fieldsa               Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                 Operations

Lon Gorman                     Charles Schwab & Co., Inc.                        Enterprise President - Capital
                                                                                 Markets and Trading

                               The Charles Schwab Corporation                    Executive Vice President

James M. Hackley               Charles Schwab & Co., Inc.                        Executive Vice President and Head
                                                                                 of Branches

Cynthia K. Holbrook            The Charles Schwab Corporation                    Assistant Corporate Secretary

                               Charles Schwab  & Co., Inc.                       Assistant Corporate Secretary

                               Charles Schwab Investment Management, Inc.        Corporate Secretary

                               The Charles Schwab Trust Company                  Assistant Corporate Secretary

                               Mayer & Schweitzer                                Secretary

Colleen M. Hummer              Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                 Fund Operations

William J. Klipp,              Charles Schwab & Co., Inc.                        Executive Vice President -
Trustee, Executive Vice                                                          SchwabFunds
President and Chief
Operating Officer

                               Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                 Officer

Daniel O. Leemon               The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                 Strategy Officer

                               Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                 Strategy Officer

Dawn G. Lepore                 Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                 Information Officer

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------
                               The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                 Information Officer

Susanne D. Lyons               Charles Schwab & Co., Inc.                        Enterprise President - Retail
                                                                                 Investor Specialized Services

                               The Charles Schwab Corporation                    Executive Vice President

Gideon Sasson                  Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                 Operations

                               The Charles Schwab Corporation                    Executive Vice President

Leonard Short                  Charles Schwab & Co., Inc.                        Executive Vice President - CRS
                                                                                 Advertising and Branch Management

Lawrence J. Stupski            Charles Schwab & Co., Inc.                        Director until February 1995; Vice
                                                                                 Chairman until August 1994

                               The Charles Schwab Corporation                    Vice Chairman and Director until
                                                                                 May 1998; Chief Operating Officer
                                                                                 until March 1994

                               Mayer & Schweitzer, Inc.                          Director until February 1995

                               The Charles Schwab Trust Company                  Director until December 1996

Luis E. Valencia               Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                 International and Chief
                                                                                 Administrative Officer

                               The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                 Administrative Officer

                               Commercial Credit Corporation                     Managing Director until February
                                                                                 1994

Stephen B. Ward,               Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                        Investment Officer
Chief Investment Officer


Item 27. Principal Underwriters.

(a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

(b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                    SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 36 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on this 9th day of February, 1999.

                                               CHARLES SCHWAB FAMILY OF FUNDS
                                               Registrant

                                               Charles R. Schwab*
                                               ------------------
                                               Charles R. Schwab, Chairman

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 9th day of February, 1999.

Signature                              Title

Charles R. Schwab*                     Chairman and Trustee
--------------------
Charles R. Schwab

Steven L. Scheid*                      President and Trustee
--------------------
Steven L. Scheid

William J. Klipp*                      Executive Vice President,
--------------------                   Chief Operating Officer and Trustee
William J. Klipp

Donald F. Dorward*                     Trustee
--------------------
Donald F. Dorward

Robert G. Holmes*                      Trustee
--------------------
Robert G. Holmes

Donald R. Stephens*                    Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
--------------------
Michael W. Wilsey

Tai-Chin Tung*                         Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By_______________________________
       Martin L. Lybecker, Attorney-In-Fact pursuant to Powers of Attorney filed previously.

EXHIBIT INDEX


Exhibit No.                   Document
b(d)(v)                       Schedule A to the Investment Advisory Agreement
                              dated June 15, 1994
b(o)(i)                       Schedule D to the Investment Advisory Agreement